THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS U.S. TREASURY OBLIGATIONS — 56.9%

	Face Amount	Value

U.S. Treasury Notes 4.000%, 12/15/25	$10,370,000	$10,201,082
3.875%, 01/15/26	16,200,000	15,893,086
3.625%, 05/15/26	19,000,000	18,535,391
2.875%, 06/15/25	43,000,000	41,394,219
1.500%, 02/15/25	9,040,000	8,554,806
U.S. Treasury Bills
5.382%, 06/13/24(A)	4,000,000	3,820,305

Total U.S. Treasury Obligations (Cost $100,349,731)		98,398,889

CORPORATE OBLIGATIONS — 31.1%

COMMUNICATION SERVICES — 1.6%
Charter Communications Operating 4.500%, 02/01/24	557,000	552,424
NTT Finance 0.583%, 03/01/24(B)	1,131,000	1,096,930
T-Mobile USA 2.625%, 04/15/26	550,000	510,134
Warnermedia Holdings 6.412%, 03/15/26	600,000	601,015

		2,760,503

CONSUMER DISCRETIONARY — 1.8%
Aptiv 2.396%, 02/18/25	525,000	499,291
Brunswick 0.850%, 08/18/24	624,000	592,139
Daimler Truck Finance North America 2.000%, 12/14/26(B)	910,000	818,774
Genuine Parts 1.750%, 02/01/25	673,000	635,199
Mercedes-Benz Finance North America 4.800%, 03/30/26(B)	550,000	545,288

		3,090,691

CONSUMER STAPLES — 4.1%
7-Eleven 0.950%, 02/10/26(B)	975,000	875,279
Coca-Cola European Partners 0.800%, 05/03/24(B)	763,000	734,093
Conagra Brands 4.300%, 05/01/24	431,000	426,129
Constellation Brands 4.750%, 11/15/24	413,000	409,138
Diageo Capital 2.125%, 10/24/24	1,086,000	1,042,053
JDE Peet’s 0.800%, 09/24/24(B)	1,216,000	1,140,521
McCormick 0.900%, 02/15/26	975,000	872,534

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES — continued
Mondelez International Holdings Netherlands BV
2.250%, 09/19/24(B)	$588,000	$564,463
Nestle Holdings 0.375%, 01/15/24(B)	530,000	517,402
Suntory Holdings 2.250%, 10/16/24(B)	592,000	565,900

		7,147,512

ENERGY — 2.5%
Chevron USA 7.250%, 10/15/23	449,000	449,492
Continental Resources 3.800%, 06/01/24	592,000	580,630
Devon Energy 5.250%, 09/15/24	592,000	589,416
Enbridge 2.500%, 02/14/25	673,000	641,987
Energy Transfer 3.900%, 05/15/24	691,000	679,785
Hess 3.500%, 07/15/24	741,000	724,858
Western Midstream Operating 3.950%, 06/01/25	673,000	648,969

		4,315,137

FINANCIALS — 9.3%
Antares Holdings 6.000%, 08/15/23(B)	584,000	583,522
Ares Capital 4.200%, 06/10/24	566,000	555,389
Bank of Montreal MTN 1.500%, 01/10/25	987,000	930,796
Bank of Nova Scotia 0.700%, 04/15/24	610,000	588,662
0.650%, 07/31/24	610,000	580,087
BlackRock TCP Capital 3.900%, 08/23/24	1,140,000	1,101,649
Blackstone Private Credit Fund 1.750%, 09/15/24	812,000	767,371
Blue Owl Capital 5.250%, 04/15/24	561,000	556,968
Emera US Finance 0.833%, 06/15/24	875,000	828,788
Equitable Financial Life Global Funding 1.100%, 11/12/24(B)	619,000	582,484
F&G Global Funding 0.900%, 09/20/24(B)	943,000	881,815
Fidelity National Information Services 1.150%, 03/01/26	580,000	521,007
Franklin BSP Lending 4.850%, 12/15/24(B)	628,000	598,704
FS KKR Capital 4.625%, 07/15/24	584,000	575,386

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Goldman Sachs Group
5.995%, U.S. SOFR + 0.790%, 12/09/26(C)	$512,000	$505,039
Golub Capital BDC 3.375%, 04/15/24	588,000	573,332
National Bank of Canada MTN
0.550%, H15T1Y + 0.400%, 11/15/24(C)	1,100,000	1,082,015
PNC Bank 2.500%, 08/27/24	449,000	433,730
Principal Life Global Funding II 1.375%, 01/10/25(B)	651,000	610,146
Sixth Street Specialty Lending 3.875%, 11/01/24	575,000	558,028
Trinity Acquisition 4.625%, 08/15/23	105,000	104,938
UBS 0.700%, 08/09/24(B)	1,032,000	980,660
Webster Financial 4.375%, 02/15/24	987,000	973,186
Wells Fargo MTN
0.805%, U.S. SOFR + 0.510%, 05/19/25(C)	584,000	559,551

		16,033,253

HEALTH CARE — 0.7%
Baxter International 2.600%, 08/15/26	710,000	655,587
Zimmer Biomet Holdings 3.050%, 01/15/26	610,000	578,627

		1,234,214

INDUSTRIALS — 3.2%
AerCap Ireland Capital DAC 4.875%, 01/16/24	242,000	240,551
Air Lease MTN 0.700%, 02/15/24	552,000	536,458
Canadian Pacific Railway 1.350%, 12/02/24	1,279,000	1,208,316
CNH Industrial Capital 4.200%, 01/15/24	561,000	556,476
Georgia-Pacific 0.950%, 05/15/26(B)	575,000	510,080
Howmet Aerospace 5.125%, 10/01/24	486,000	481,229
Johnson Controls International 3.900%, 02/14/26	575,000	552,787
Penske Truck Leasing Lp 4.125%, 08/01/23(B)	444,000	444,000
Quanta Services 0.950%, 10/01/24	619,000	584,397
Westinghouse Air Brake Technologies 3.450%, 11/15/26	600,000	565,262

		5,679,556

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — 2.1%
Broadcom 3.459%, 09/15/26	$900,000	$852,904
Microchip Technology 0.983%, 09/01/24	359,000	340,734
0.972%, 02/15/24	530,000	515,664
Renesas Electronics 2.170%, 11/25/26(B)	900,000	793,942
Roper Technologies 3.800%, 12/15/26	560,000	536,628
Teledyne Technologies 1.600%, 04/01/26	575,000	523,638

		3,563,510

MATERIALS — 3.3%
Anglo American Capital 3.625%, 09/11/24(B)	534,000	521,085
Avery Dennison 0.850%, 08/15/24	628,000	595,352
Berry Global 1.570%, 01/15/26	565,000	512,267
Celanese US Holdings 3.500%, 05/08/24	732,000	717,240
Freeport-McMoRan 4.550%, 11/14/24	898,000	882,262
Sonoco Products 1.800%, 02/01/25	651,000	611,562
Steel Dynamics 5.000%, 12/15/26	525,000	516,096
West Fraser Timber 4.350%, 10/15/24(B)	666,000	654,063
Westlake 3.600%, 08/15/26	625,000	590,558

		5,600,485

REAL ESTATE — 0.7%
American Tower 3.375%, 10/15/26	845,000	794,847
Vornado Realty 3.500%, 01/15/25	516,000	484,772

		1,279,619

UTILITIES — 1.8%
American Electric Power 2.031%, 03/15/24	651,000	635,404
Black Hills 1.037%, 08/23/24	925,000	878,653
Dominion Energy 3.071%, 08/15/24(D)	507,000	492,289
Southern 0.600%, 02/26/24	557,000	540,681
WEC Energy Group 0.800%, 03/15/24	566,000	549,085

		3,096,112

Total Corporate Obligations (Cost $55,751,978)		53,800,592

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — 5.3%

	Face Amount	Value
ABPCI Direct Lending Fund CLO X, Ser 2020-10A, Cl A2A
7.400%, TSFR3M + 2.412%, 01/20/32 (B)(C)	$1,122,000	$1,117,432
Benefit Street Partners CLO II, Ser 2021-IIA, Cl A2R2
7.020%, TSFR3M + 1.712%, 07/15/29 (B)(C)	539,000	534,364
Blackrock Mount Adams CLO IX, Ser 2021-9A, Cl A1
6.890%, TSFR3M + 1.370%, 09/22/31 (B)(C)	695,002	687,049
California Street CLO IX, Ser 2021-9A, Cl AR3
6.670%, TSFR3M + 1.362%, 07/16/32 (B)(C)	592,000	584,608
Cerberus Loan Funding XXXVI, Ser 2021-6A, Cl B
7.320%, TSFR3M + 2.012%, 11/22/33 (B)(C)	628,000	620,899
Churchill MMSLF CLO-I, Ser 2021-2A, Cl A
6.980%, U.S. SOFR + 1.712%, 10/01/32 (B)(C)	1,113,000	1,098,360
Fortress Credit Opportunities XI CLO, Ser 2018-11A, Cl A1T
6.870%, TSFR3M + 1.562%, 04/15/31 (B)(C)	1,009,122	998,313
Fortress Credit Opportunities XVII CLO, Ser 2022-17A, Cl B
7.258%, TSFR3M + 1.950%, 01/15/30 (B)(C)	637,000	618,238
KKR Lending Partners III CLO, Ser 2021-1A, Cl B
7.488%, TSFR3M + 2.162%, 10/20/30 (B)(C)	592,000	570,409
Nassau, Ser 2017-IIA, Cl AF
3.380%, 01/15/30 (B)	258,093	246,699
RIN II, Ser 2019-1A, Cl A
7.190%, U.S. SOFR + 1.912%, 09/10/30 (B)(C)	557,000	556,676
VCP CLO II, Ser 2021-2A, Cl A1
7.240%, TSFR3M + 1.932%, 04/15/31 (B)(C)	673,000	671,525
Wellfleet CLO, Ser 2018-2A, Cl A1R
6.728%, TSFR3M + 1.402%, 10/20/28 (B)(C)	131,721	131,143
Wellfleet CLO, Ser 2021-1A, Cl BR4
7.138%, TSFR3M + 1.812%, 07/20/29 (B)(C)	592,000	586,055
Zais CLO VIII, Ser 2018-1A, Cl A
6.520%, TSFR3M + 1.212%, 04/15/29 (B)(C)	72,656	72,470

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Total Asset-Backed Securities (Cost $9,209,634)		$9,094,240

MORTGAGE-BACKED SECURITIES — 3.1%

BPR Trust, Ser 2021-KEN, Cl B
7.287%, TSFR1M + 2.064%, 02/15/29 (B)(C)	$723,000	710,295
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A2
1.106%, 07/27/54 (B)	109,323	93,214
FREMF Mortgage Trust, Ser 2015-K48, Cl C
3.646%, 08/25/48 (B)(C)	718,000	681,161
FREMF Mortgage Trust, Ser 2017-K729, Cl B
3.673%, 11/25/49 (B)(C)	750,000	723,161
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A7
2.500%, 06/25/52 (B)(C)	1,071,043	968,179
GS Mortgage-Backed Securities Trust, Ser 2022-PJ3, Cl A7
2.500%, 08/25/52 (B)(C)	935,845	845,393
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM
6.588%, 07/25/44 (B)(C)	13,745	13,626
JP Morgan Mortgage Trust, Ser 2016-2, Cl A1
6.761%, 06/25/46 (B)(C)	32,325	29,740
JP Morgan Mortgage Trust, Ser 2016-5, Cl A1
6.691%, 12/25/46 (B)(C)	59,915	57,428
JP Morgan Mortgage Trust, Ser 2022-4, Cl A12
3.000%, 10/25/52 (B)(C)	1,113,832	1,026,722
Sequoia Mortgage Trust, Ser 2013-4, Cl B3
3.440%, 04/25/43 (C)	70,167	63,577
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/66 (B)(C)	188,067	160,113

Total Mortgage-Backed Securities (Cost $5,818,010)		5,372,609

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 0.0%
FHLMC
6.000%, 01/01/37	842	848
6.000%, 11/01/37	1,020	1,032
5.500%, 07/01/34	1,347	1,341
4.000%, 03/01/39	2,747	2,615
FHLMC, Ser 2004-2746, Cl BG
5.000%, 02/15/24	1,734	1,726
FNMA
6.000%, 05/01/36	266	277
6.000%, 08/01/36	262	269
5.500%, 07/01/38	2,172	2,197

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2023 (Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value
GNMA
6.000%, 03/15/32	$529	$543
6.000%, 09/15/33	4,072	4,181
6.000%, 09/15/37	1,632	1,698
5.500%, 06/15/38	706	705
5.000%, 06/15/33	928	924

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $19,798)		18,356

Total Investments in Securities— 96.4% (Cost $171,149,151)		$166,684,686

Percentages are based on Net Assets of $172,839,300.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2023 was $28,422,423 and represented 16.4% of Net Assets.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

See “Glossary” for abbreviations.

KOC-QH-002-1700

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 42.7%

	Face Amount	Value
U.S. Treasury Bonds
4.000%, 11/15/42	$2,800,000	$2,726,938
4.000%, 11/15/52	2,000,000	1,998,125
3.750%, 08/15/41	6,900,000	6,540,715
3.000%, 05/15/45	1,725,000	1,422,721
3.000%, 08/15/52	250,000	206,582
2.875%, 05/15/52	3,750,000	3,019,775
2.250%, 08/15/46	4,100,000	2,916,445
1.875%, 11/15/51	1,300,000	831,746
1.250%, 05/15/50	1,850,000	1,008,539
U.S. Treasury Notes
4.250%, 12/31/24	10,500,000	10,360,957
4.125%, 11/15/32	1,500,000	1,517,344
3.875%, 01/15/26	8,000,000	7,848,438
3.875%, 12/31/27	3,750,000	3,692,871
3.875%, 09/30/29	1,500,000	1,478,496
2.750%, 05/31/29	9,000,000	8,349,961
2.750%, 08/15/32	5,500,000	4,993,184
2.625%, 05/31/27	9,900,000	9,303,293
1.500%, 02/15/25	940,000	889,548
1.375%, 11/15/31	1,000,000	818,203
0.625%, 05/15/30	2,500,000	1,994,824
0.250%, 05/15/24	500,000	480,156
0.250%, 09/30/25	3,400,000	3,086,828

Total U.S. Treasury Obligations (Cost $81,883,427)		75,485,689

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 23.5%

FHLMC
6.000%, 01/01/53	1,569,087	1,578,835
6.000%, 05/01/53	871,055	876,257
5.500%, 11/01/52	876,342	871,791
5.500%, 01/01/53	1,594,092	1,585,552
5.000%, 12/01/52	834,158	815,201
5.000%, 04/01/53	848,956	829,508
4.500%, 12/01/48	120,384	117,132
4.500%, 09/01/52	750,350	718,712
4.000%, 02/01/47	240,507	228,422
4.000%, 11/01/47	226,098	215,262
4.000%, 11/01/48	84,532	80,283
4.000%, 04/01/52	1,327,187	1,241,197
3.500%, 11/01/44	220,084	203,994
3.500%, 04/01/46	139,268	128,925
3.500%, 07/01/47	295,945	272,033
3.500%, 12/01/48	183,053	168,152
3.500%, 04/01/52	1,019,499	923,835
3.000%, 02/01/45	238,027	213,850
3.000%, 08/01/45	117,627	105,587
3.000%, 02/01/48	139,780	124,212
3.000%, 04/01/50	490,658	432,488
2.500%, 02/01/30	131,877	122,302
2.000%, 08/01/50	1,051,335	854,629
2.000%, 10/01/50	309,128	251,290

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value
FHLMC REMIC, Ser 2016-4563, Cl VB
3.000%, 05/15/39	$15,895	$15,841
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 4A
4.024%, 02/25/43(A)	65,372	58,445
FNMA
6.500%, 03/01/53	826,967	843,318
6.500%, 05/01/53	837,015	853,761
6.500%, 06/01/53	861,810	878,851
6.000%, 12/01/52	791,712	796,866
6.000%, 04/01/53	843,006	850,173
6.000%, 05/01/53	833,996	840,317
5.500%, 03/01/53	843,929	838,775
5.500%, 04/01/53	857,708	853,325
5.500%, 05/01/53	841,527	835,927
5.000%, 12/01/37	803,249	797,561
5.000%, 09/01/52	730,785	714,668
5.000%, 11/01/52	781,850	765,157
5.000%, 01/01/53	777,209	759,645
4.500%, 12/01/37	775,531	759,582
4.500%, 02/01/41	337,555	331,934
4.500%, 03/01/48	211,991	207,048
4.500%, 10/01/52	823,394	788,273
4.500%, 01/01/53	1,215,296	1,163,464
4.000%, 03/01/35	93,129	89,770
4.000%, 01/01/42	252,015	241,031
4.000%, 05/01/49	208,785	198,687
4.000%, 10/01/52	982,512	917,446
3.500%, 02/01/47	255,378	236,968
3.500%, 12/01/47	127,313	117,014
3.500%, 08/01/48	134,463	123,377
3.500%, 03/01/49	235,742	218,408
3.500%, 06/01/49	480,196	440,584
3.500%, 07/01/50	786,257	724,515
3.000%, 10/01/48	217,361	188,832
3.000%, 02/01/50	1,735,887	1,530,632
3.000%, 05/01/51	1,323,199	1,169,025
3.000%, 03/01/52	1,392,290	1,221,201
2.500%, 12/01/49	338,301	287,101
2.500%, 09/01/50	699,291	592,877
2.500%, 06/01/51	1,128,822	954,574
2.000%, 10/01/50	848,366	689,830
2.000%, 02/01/51	632,081	513,156
GNMA
6.000%, 08/20/52	879,541	883,918
5.500%, 12/20/52	1,142,301	1,135,556
4.000%, 07/20/48	93,618	89,290
4.000%, 05/20/52	783,270	737,526
3.500%, 06/20/48	560,671	520,928
3.000%, 06/20/51	973,871	875,723

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $44,268,684)		41,610,349

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — 20.2%

	Face Amount	Value

COMMUNICATION SERVICES — 0.9%
Comcast
2.887%, 11/01/51	$314,000	$208,877
2.650%, 02/01/30	240,000	209,993
Discovery Communications 4.125%, 05/15/29	635,000	583,268
NBN MTN 2.625%, 05/05/31(B)	600,000	499,669

		1,501,807

CONSUMER DISCRETIONARY — 1.0%
7-Eleven 2.800%, 02/10/51(B)	940,000	591,484
General Motors Financial 4.000%, 10/06/26	65,000	61,857
Mars 2.375%, 07/16/40(B)	540,000	369,615
Tiffany 4.900%, 10/01/44	759,000	706,996

		1,729,952

CONSUMER STAPLES — 1.6%
Anheuser-Busch InBev Worldwide 4.750%, 01/23/29	300,000	298,731
Bacardi 5.150%, 05/15/38(B)	520,000	487,129
Bunge Finance 3.250%, 08/15/26	250,000	235,716
1.630%, 08/17/25	250,000	231,374
Conagra Brands 4.600%, 11/01/25	465,000	455,568
JBS USA LUX 3.000%, 05/15/32(B)	695,000	545,156
Mondelez International 1.500%, 02/04/31	535,000	419,682

		2,673,356

ENERGY — 1.6%
Boardwalk Pipelines 4.800%, 05/03/29	480,000	462,931
Chevron USA 8.000%, 04/01/27	250,000	278,531
Eastern Gas Transmission & Storage 3.000%, 11/15/29	560,000	488,439
Energy Transfer Operating 2.900%, 05/15/25	415,000	395,433
Gray Oak Pipeline 2.000%, 09/15/23(B)	365,000	362,799
MarkWest Energy Partners 4.875%, 06/01/25	375,000	367,176
Rockies Express Pipeline 3.600%, 05/15/25(B)	480,000	457,188

		2,812,497

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — 4.9%
Ares Capital 4.250%, 03/01/25	$570,000	$546,563
Ares Finance II 3.250%, 06/15/30(B)	645,000	538,083
Bank of Montreal 3.803%, USD Swap Semi
30/360 5 Yr Curr +
1.432%, 12/15/32(A)	825,000	731,523
Carlyle Finance Subsidiary 3.500%, 09/19/29(B)	650,000	582,616
CI Financial 3.200%, 12/17/30	910,000	699,567
Goldman Sachs Group 5.995%, U.S. SOFR +
0.790%, 12/09/26(A)	520,000	512,930
Legg Mason 5.625%, 01/15/44	685,000	667,880
MSCI 3.250%, 08/15/33(B)	505,000	411,940
National Australia Bank 3.347%, H15T5Y +
1.700%, 01/12/37(A),(B)	750,000	592,367
Neuberger Berman Group 4.500%, 03/15/27(B)	970,000	923,134
Nuveen Finance 4.125%, 11/01/24(B)	400,000	389,713
PennantPark Floating Rate Capital 4.250%, 04/01/26	650,000	591,937
Raymond James Financial 3.750%, 04/01/51	610,000	458,109
Stifel Financial 4.250%, 07/18/24	445,000	435,967
UBS Group 3.179%, H15T1Y + 1.100%, 02/11/43(A),(B)	555,000	394,172
Willis North America 3.600%, 05/15/24	415,000	407,203

		8,883,704

INDUSTRIALS — 3.0%
Ashtead Capital 1.500%, 08/12/26(B)	650,000	571,618
Canadian Pacific Railway 3.100%, 12/02/51	880,000	614,550
Daimler Truck Finance North America 2.500%, 12/14/31(B)	940,000	763,241
Delta Air Lines 2.900%, 10/28/24	455,000	437,104
Flowserve 2.800%, 01/15/32	675,000	539,866
Howmet Aerospace 3.000%, 01/15/29	495,000	432,106
Masco 6.500%, 08/15/32	317,000	328,545

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — continued
Northern Group Housing 5.605%, 08/15/33(B)	$488,286	$494,626
Parker-Hannifin 4.000%, 06/14/49	255,000	211,222
Teledyne Technologies 2.250%, 04/01/28	420,000	368,455
Westinghouse Air Brake Technologies 3.200%, 06/15/25	530,000	504,288

		5,265,621

INFORMATION TECHNOLOGY — 1.5%
Infor 1.750%, 07/15/25(B)	335,000	307,425
Microsoft 2.921%, 03/17/52	270,000	197,248
NXP BV 5.550%, 12/01/28	245,000	247,836
Oracle 2.875%, 03/25/31	600,000	510,137
Roper Technologies 2.950%, 09/15/29	420,000	375,562
VMware 1.800%, 08/15/28	625,000	525,662
Vontier 1.800%, 04/01/26	590,000	527,829

		2,691,699

MATERIALS — 1.9%
Anglo American Capital 4.500%, 03/15/28(B)	525,000	501,975
Berry Global 1.650%, 01/15/27	625,000	542,408
CF Industries 4.500%, 12/01/26(B)	520,000	503,291
Martin Marietta Materials 2.400%, 07/15/31	865,000	706,839
Sealed Air 1.573%, 10/15/26(B)	835,000	738,881
Silgan Holdings 1.400%, 04/01/26(B)	420,000	372,708

		3,366,102

REAL ESTATE — 1.7%
Alexandria Real Estate Equities 2.000%, 05/18/32	745,000	570,482
Camp Pendleton & Quantico Housing
6.165%, 10/01/50(B)	400,000	417,976
Extra Space Storage 2.350%, 03/15/32	730,000	574,895
NNN REIT 2.500%, 04/15/30	700,000	580,985
Store Capital 4.500%, 03/15/28	380,000	335,025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

REAL ESTATE — continued
UDR 3.000%, 08/15/31	$560,000	$473,701

		2,953,064

UTILITIES — 2.1%
DPL 4.350%, 04/15/29	425,000	373,994
Duquesne Light Holdings 2.532%, 10/01/30(B)	540,000	435,335
Emera US Finance 4.750%, 06/15/46	250,000	200,916
IPALCO Enterprises 3.700%, 09/01/24	435,000	423,647
Jersey Central Power & Light 2.750%, 03/01/32(B)	670,000	552,638
Monongahela Power 3.550%, 05/15/27(B)	550,000	515,656
NextEra Energy Capital Holdings 1.900%, 06/15/28	1,230,000	1,062,675
Spire 3.543%, 02/27/24	250,000	246,034

		3,810,895

Total Corporate Obligations (Cost $41,367,955)		35,688,697

MORTGAGE-BACKED SECURITIES — 8.5%

COLT Mortgage Loan Trust, Ser 2022-4, Cl A1
4.301%, 03/25/67 (A),(B)	900,592	856,346
CSMC Trust, Ser 2013-IVR3, Cl A2
3.000%, 05/25/43 (A),(B)	141,080	123,536
CSMC Trust, Ser 2015-2, Cl A18
3.500%, 02/25/45 (A),(B)	121,883	108,097
First Republic Mortgage Trust, Ser 2020-1, Cl A5
2.882%, 04/25/50 (A),(B)	397,325	369,060
FREMF Mortgage Trust, Ser 2017- K65, Cl C
4.078%, 07/25/50 (A),(B)	725,000	674,774
FREMF Mortgage Trust, Ser 2017- K66, Cl C
4.038%, 07/25/27 (A),(B)	175,000	162,342
FREMF Mortgage Trust, Ser 2017- K67, Cl B
3.946%, 09/25/49 (A),(B)	1,500,000	1,395,318
FREMF Mortgage Trust, Ser 2019- K99, Cl C
3.646%, 10/25/52 (A),(B)	750,000	659,998
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (B)(C)	228,370	237,585
GS Mortgage-Backed Securities Trust, Ser 2021-PJ1, Cl A8
2.500%, 05/28/52 (A),(B)	1,252,081	1,064,166

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
GS Mortgage-Backed Securities Trust, Ser 2022-MM1, Cl A8
2.500%, 07/25/52 (A),(B)	$1,730,674	$1,473,238
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM
6.588%, 07/25/44 (A),(B)	12,636	12,526
JP Morgan Mortgage Trust, Ser 2016-2, Cl A1
6.761%, 06/25/46 (A),(B)	35,783	32,922
JP Morgan Mortgage Trust, Ser 2016-5, Cl B3
6.675%, 12/25/46 (A),(B)	264,225	251,925
JP Morgan Mortgage Trust, Ser 2022-2, Cl A4A
2.500%, 08/25/52 (A),(B)	1,182,946	1,014,330
JP Morgan Mortgage Trust, Ser 2022-3, Cl A4A
2.500%, 08/25/52 (A),(B)	1,699,173	1,444,231
JP Morgan Mortgage Trust, Ser 2022-4, Cl A4
3.000%, 10/25/52 (A),(B)	1,830,334	1,595,119
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/48	208,417	200,929
Rate Mortgage Trust, Ser 2022-J1, Cl A9
2.500%, 01/25/52 (A),(B)	1,269,116	1,072,990
RCKT Mortgage Trust, Ser 2022-3, Cl A5
3.000%, 05/25/52 (A),(B)	1,860,472	1,618,173
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV
3.500%, 03/25/58	655,534	592,711
Sequoia Mortgage Trust, Ser 2015-1, Cl A1 3.500%, 01/25/45 (A),(B)	24,171	21,728
Sequoia Mortgage Trust, Ser 2015-2, Cl A1 3.500%, 05/25/45 (A),(B)	48,183	43,156
Sequoia Mortgage Trust, Ser 2015-4, Cl A1 3.000%, 11/25/30 (A),(B)	55,727	52,130

Total Mortgage-Backed Securities (Cost $16,868,118)		15,077,330

MUNICIPAL BONDS — 2.0%

Denver City & County, Housing Authority, Ser 2021-B, RB
3.104%, 02/01/39	300,000	228,166
Grand Parkway Transportation, Ser B, RB
3.216%, 10/01/49	640,000	454,193

MUNICIPAL BONDS — continued

	Face Amount	Value
Hawaii State, Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	$108,991	$103,738
Massachusetts State, Housing Finance Agency, Ser B, RB
3.350%, 12/01/40	200,000	187,399
New York City, Housing Development, Ser D, RB
3.083%, 11/01/46	900,000	597,410
New York State, Mortgage Agency, Ser 241, RB
2.930%, 10/01/46	700,000	459,496
Rhode Island State, Housing and Mortgage Finance, Ser 1-T, RB
2.993%, 10/01/38	540,000	400,126
Texas State, Natural Gas Securitization Finance, Ser 2023 A-2, RB
5.169%, 04/01/41	705,000	713,881
Virginia State, Housing Development Authority, Ser C, RB
2.829%, 04/01/41	500,000	361,958

Total Municipal Bonds (Cost $4,595,478)		3,506,367

ASSET-BACKED SECURITIES — 1.0%

Benefit Street Partners CLO II, Ser 2021-IIA, Cl A2R2
7.020%, TSFR3M + 1.712%, 07/15/29 (A),(B)	585,000	579,968
RIN II, Ser 2019-1A, Cl A
7.190%, U.S. SOFR + 1.912%, 09/10/30 (A),(B)	600,000	599,651
VCP CLO II, Ser 2021-2A, Cl B1
7.820%, TSFR3M + 2.512%, 04/15/31 (A),(B)	650,000	644,533

Total Asset-Backed Securities (Cost $1,835,000)		1,824,152

Total Investments in Securities— 97.9% (Cost $190,818,662)		$173,192,584

Percentages are based on Net Assets of $176,853,586.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2023 (Unaudited)

(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2023 was $29,428,277 and represented 16.6% of Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.

See “Glossary” for abbreviations.

KOC-QH-001-1700

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 69.8%

	Shares	Value

COMMUNICATION SERVICES — 5.0%
Alphabet, Cl A *	7,352	$975,757
Fox	7,859	262,884
Interpublic Group of Companies	6,477	221,708
Meta Platforms, Cl A *	3,887	1,238,398
Omnicom Group	16,638	1,407,907

		4,106,654

CONSUMER DISCRETIONARY — 8.8%
Airbnb, Cl A *	6,227	947,687
Best Buy	13,872	1,152,070
Booking Holdings *	377	1,119,992
BorgWarner	21,589	1,003,888
eBay	7,750	344,952
Expedia Group *	7,803	956,102
Lennar, Cl A	1,430	181,367
NVR *	111	700,015
Phinia *	4,318	122,496
PulteGroup	2,310	194,941
Tapestry	7,079	305,459
Whirlpool	1,340	193,308

		7,222,277

CONSUMER STAPLES — 1.3%
Archer-Daniels-Midland	12,154	1,032,604

ENERGY — 2.9%
ConocoPhillips	4,899	576,710
HF Sinclair	8,790	457,871
Marathon Oil	24,090	632,844
Noble PLC	6,842	357,632
Valero Energy	2,710	349,346

		2,374,403

FINANCIALS — 10.2%
Ameriprise Financial	4,605	1,604,612
Berkshire Hathaway, Cl B *	6,446	2,268,734
Discover Financial Services	6,104	644,277
FleetCor Technologies *	3,206	798,006
JPMorgan Chase	10,756	1,699,018
Synchrony Financial	39,868	1,377,041

		8,391,688

HEALTH CARE — 18.3%
AmerisourceBergen, Cl A	8,690	1,624,161
Biogen *	5,040	1,361,758
Cardinal Health	18,123	1,657,710
DaVita *	15,612	1,592,268
Gilead Sciences	19,704	1,500,262
Hologic *	19,114	1,518,034
IQVIA Holdings *	6,583	1,473,012
Medtronic PLC	18,121	1,590,299
Neurocrine Biosciences *	9,101	927,301
United Therapeutics *	7,040	1,708,749

		14,953,554

INDUSTRIALS — 2.1%
Expeditors International of Washington	3,070	390,811
Owens Corning	8,484	1,187,675

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Textron	2,248	$174,827

		1,753,313

INFORMATION TECHNOLOGY — 15.7%
Adobe *	2,151	1,174,812
Apple	7,175	1,409,529
Broadcom	1,462	1,313,826
Check Point Software Technologies *	7,911	1,045,913
Cisco Systems	19,078	992,819
Jabil	6,811	753,773
KLA	1,563	803,304
Lam Research	371	266,560
Microsoft	1,566	526,051
NetApp	21,274	1,659,585
NXP Semiconductors	2,595	578,633
Qorvo *	3,628	399,153
Seagate Technology Holdings PLC	10,548	669,798
Skyworks Solutions	3,303	377,764
VMware, Cl A *	5,916	932,539

		12,904,059

MATERIALS — 5.5%
Dow	29,556	1,669,027
LyondellBasell Industries, Cl A	1,682	166,283
Nucor	4,077	701,611
Packaging Corp of America	1,247	191,227
Reliance Steel & Aluminum	1,381	404,440
Sealed Air	5,175	236,083
Steel Dynamics	10,288	1,096,495

		4,465,166

Total Common Stock (Cost $50,635,579)		57,203,718

Total Investments in Securities— 69.8% (Cost $50,635,579)		$57,203,718

SECURITIES SOLD SHORT COMMON STOCK — (18.8)%

	Shares	Value

COMMUNICATION SERVICES — (0.5)%
Paramount Global, Cl B	(19,519)	$(312,889)
Walt Disney *	(1,002)	(89,068)

		(401,957)

CONSUMER DISCRETIONARY — (3.0)%
Coupang, Cl A *	(9,185)	(166,708)
Floor & Decor Holdings, Cl A *	(5,315)	(610,428)
Lucid Group *	(51,089)	(388,787)
On Holding, Cl A *	(17,600)	(633,600)
Tesla *	(2,604)	(696,388)

		(2,495,911)

CONSUMER STAPLES — (1.1)%
Celsius Holdings *	(2,444)	(353,647)
Dollar Tree *	(736)	(113,587)
Hormel Foods	(4,304)	(175,947)
Performance Food Group *	(5,104)	(305,015)

		(948,196)

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — (0.5)%
NU Holdings, Cl A *	(5,439)	$(43,294)
Toast, Cl A *	(15,970)	(352,458)

		(395,752)

HEALTH CARE — (3.8)%
Agilon Health *	(32,865)	(629,365)
Catalent *	(9,077)	(440,416)
ICON PLC *	(1,270)	(319,291)
Insulet *	(1,090)	(301,658)
Penumbra *	(2,918)	(885,204)
Repligen *	(1,957)	(335,743)
ResMed	(792)	(176,101)

		(3,087,778)

INDUSTRIALS — (1.5)%
Ceridian HCM Holding *	(4,755)	(336,702)
Elbit Systems	(1,043)	(221,356)
HEICO	(1,776)	(312,541)
Stanley Black & Decker	(3,361)	(333,646)
Uber Technologies *	(574)	(28,390)

		(1,232,635)

INFORMATION TECHNOLOGY — (6.9)%
Advanced Micro Devices *	(507)	(58,001)
Aspen Technology *	(4,624)	(825,384)
BILL Holdings *	(3,096)	(388,052)
Black Knight *	(3,305)	(232,407)
Cloudflare, Cl A *	(7,340)	(504,772)
Crowdstrike Holdings, Cl A *	(6,601)	(1,067,117)
Datadog, Cl A *	(4,769)	(556,638)
EPAM Systems *	(553)	(130,956)
Palantir Technologies, Cl A *	(13,604)	(269,903)
Snowflake, Cl A *	(2,135)	(379,411)
SolarEdge Technologies *	(545)	(131,596)
Twilio, Cl A *	(3,129)	(206,608)
Tyler Technologies *	(325)	(128,905)
Unity Software *	(1,476)	(67,660)
Zscaler *	(4,210)	(675,200)

		(5,622,610)

UTILITIES — (1.5)%
Alliant Energy	(3,213)	(172,667)
Constellation Energy	(9,406)	(909,090)
DTE Energy	(1,532)	(175,107)

		(1,256,864)

Total Common Stock (Proceeds $13,447,979)		(15,441,703)

EXCHANGE TRADED FUNDS — (24.3)%

iShares Russell 1000 Value ETF	(87,112)	(14,233,230)
iShares Russell 3000 ETF	(21,402)	(5,640,711)

Total Exchange Traded Funds (Proceeds $18,801,487)		(19,873,941)

Total Securities Sold Short— (43.1)% (Proceeds $32,249,466)		$(35,315,644)

Percentages are based on Net Assets of $81,963,476.

*	Non-income producing security.

See “Glossary” for abbreviations.

KOC-QH-007-0800

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.4%

	Shares	Value

COMMUNICATION SERVICES — 5.2%
Alphabet, Cl A *	12,578	$1,669,352
AT&T	165,775	2,407,053
Electronic Arts	14,628	1,994,528
Meta Platforms, Cl A *	6,815	2,171,259

		8,242,192

CONSUMER DISCRETIONARY — 4.7%
General Motors	54,926	2,107,511
Lennar, Cl A	23,729	3,009,549
TJX	28,133	2,434,348

		7,551,408

CONSUMER STAPLES — 8.5%
Hershey	8,426	1,949,018
Molson Coors Beverage, Cl B	11,935	832,705
Mondelez International, Cl A	40,019	2,966,608
Monster Beverage *	40,356	2,320,066
PepsiCo	13,997	2,623,878
Procter & Gamble	17,849	2,789,799

		13,482,074

ENERGY — 9.0%
Canadian Natural Resources	48,783	2,966,006
ConocoPhillips	32,771	3,857,802
Exxon Mobil	45,518	4,881,350
Pioneer Natural Resources	11,322	2,555,036

		14,260,194

FINANCIALS — 23.3%
Allstate	19,171	2,160,188
American International Group	43,513	2,622,964
Ameriprise Financial	7,707	2,685,504
Berkshire Hathaway, Cl B *	21,867	7,696,309
Citizens Financial Group	48,885	1,577,030
First Horizon	104,474	1,423,981
Hartford Financial Services Group	41,194	2,961,025
JPMorgan Chase	23,314	3,682,680
Morgan Stanley	32,630	2,987,603
Prudential Financial	21,757	2,099,333
Toronto-Dominion Bank	26,288	1,733,431
Visa, Cl A	9,276	2,205,183
Wells Fargo	73,189	3,378,404

		37,213,635

HEALTH CARE — 11.6%
AmerisourceBergen, Cl A	12,921	2,414,935
Boston Scientific *	52,435	2,718,755
Exact Sciences *	19,270	1,879,596
Gilead Sciences	29,727	2,263,414
Neurocrine Biosciences *	7,524	766,620
Quest Diagnostics	18,500	2,501,385
Select Medical Holdings	70,760	2,123,508
STERIS PLC	10,582	2,386,770
Stryker	5,196	1,472,598

		18,527,581

INDUSTRIALS — 11.9%
AECOM	31,729	2,760,423
Copart *	18,587	1,642,905

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
CSX	73,923	$2,463,114
Cummins	8,998	2,346,678
Emerson Electric	25,862	2,362,494
Quanta Services	13,479	2,717,636
United Rentals	6,303	2,928,878
Waste Management	11,044	1,808,897

		19,031,025

INFORMATION TECHNOLOGY — 8.4%
Advanced Micro Devices *	19,873	2,273,471
Cisco Systems	45,059	2,344,870
Dell Technologies, Cl C	41,677	2,205,547
Intel	16,820	601,651
Microsoft	4,555	1,530,116
Motorola Solutions	7,776	2,228,835
Salesforce *	10,106	2,273,951

		13,458,441

MATERIALS — 3.4%
Linde PLC	8,770	3,426,176
Steel Dynamics	19,192	2,045,483

		5,471,659

REAL ESTATE — 4.4%
Host Hotels & Resorts ‡	120,456	2,216,391
Iron Mountain ‡	39,476	2,423,826
Lamar Advertising, Cl A ‡	23,807	2,349,751

		6,989,968

UTILITIES — 7.0%
Constellation Energy	16,650	1,609,223
Entergy	18,837	1,934,560
Exelon	49,965	2,091,535
FirstEnergy	40,428	1,592,459
Fortis	38,927	1,659,458
Vistra	81,041	2,274,010

		11,161,245

Total Common Stock (Cost $126,850,142)		155,389,422

Total Investments in Securities— 97.4% (Cost $126,850,142)		$155,389,422

Percentages are based on Net Assets of $159,532,047.

*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

KOC-QH-004-1700

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.5%#

	Shares	Value

COMMUNICATION SERVICES — 13.0%
Alphabet, Cl A *	60,061	$7,971,296
Alphabet, Cl C *	37,788	5,029,961
Meta Platforms, Cl A *	18,970	6,043,842
Netflix *	3,302	1,449,479
T-Mobile US *	4,761	655,923

		21,150,501

CONSUMER DISCRETIONARY — 12.8%
AutoZone *	691	1,714,868
Darden Restaurants	9,523	1,608,625
Expedia Group *	8,705	1,066,624
Home Depot	4,377	1,461,217
Lowe’s	10,368	2,428,911
Lululemon Athletica *	3,072	1,162,844
Marriott International, Cl A	12,212	2,464,504
MercadoLibre *	669	828,255
NIKE, Cl B	11,751	1,297,193
Tesla *	17,511	4,682,967
TJX	24,654	2,133,311

		20,849,319

CONSUMER STAPLES — 5.3%
BJ’s Wholesale Club Holdings *	23,732	1,573,669
Coca-Cola	32,872	2,035,763
PepsiCo	15,361	2,879,573
Procter & Gamble	13,748	2,148,812

		8,637,817

ENERGY — 0.7%
Cheniere Energy	6,685	1,082,034

FINANCIALS — 5.8%
Fiserv *	12,672	1,599,333
Mastercard, Cl A	6,451	2,543,500
Progressive	6,056	762,935
Visa, Cl A	19,354	4,601,027

		9,506,795

HEALTH CARE — 8.6%
AmerisourceBergen, Cl A	7,603	1,421,001
Boston Scientific *	30,645	1,588,943
Dexcom *	3,053	380,281
Edwards Lifesciences *	4,454	365,540
Exact Sciences *	10,620	1,035,875
Horizon Therapeutics PLC *	4,838	485,106
IDEXX Laboratories *	612	339,495
Intuitive Surgical *	3,917	1,270,675
IQVIA Holdings *	1,459	326,466
Neurocrine Biosciences *	7,720	786,591
Seagen *	5,837	1,119,420
STERIS PLC	6,682	1,507,125
Stryker	5,299	1,501,789
Zoetis, Cl A	9,831	1,849,113

		13,977,420

INDUSTRIALS — 3.7%
Caterpillar	7,219	1,914,262
Deere	3,609	1,550,426
Howmet Aerospace	25,653	1,311,895

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
KBR	19,508	$1,199,547

		5,976,130

INFORMATION TECHNOLOGY — 44.3%
Accenture PLC, Cl A	7,142	2,259,372
Adobe *	4,224	2,307,022
Advanced Micro Devices *	15,668	1,792,419
Apple	109,601	21,531,116
Broadcom	3,225	2,898,146
Crowdstrike Holdings, Cl A *	4,761	769,663
Dynatrace *	27,649	1,512,124
HubSpot *	1,152	668,794
Keysight Technologies *	5,046	812,810
KLA	2,764	1,420,558
Microchip Technology	20,660	1,940,800
Microsoft	55,607	18,679,503
NVIDIA	17,358	8,111,220
ON Semiconductor *	8,909	959,945
Oracle	11,565	1,355,765
Palo Alto Networks *	4,301	1,075,078
Salesforce *	5,376	1,209,654
ServiceNow *	3,993	2,327,919
Synopsys *	1,135	512,793

		72,144,701

MATERIALS — 1.2%
Albemarle	2,896	614,763
Linde PLC	3,379	1,320,074

		1,934,837

REAL ESTATE — 1.1%
Iron Mountain ‡	28,187	1,730,682

Total Common Stock (Cost $115,858,000)		156,990,236

Total Investments in Securities— 96.5% (Cost $115,858,000)		$156,990,236

Percentages are based on Net Assets of $162,753,800.

*	Non-income producing security.
‡	Real Estate Investment Trust.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

See “Glossary” for abbreviations.

KOC-QH-003-1700

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.3%

	Shares	Value

COMMUNICATION SERVICES — 2.1%
Cars.com *	57,960	$1,322,068
IMAX *	87,488	1,610,654

		2,932,722

CONSUMER DISCRETIONARY — 8.2%
Adient PLC *	20,712	881,503
BJ’s Restaurants *	24,338	916,569
Bloomin’ Brands	70,842	1,903,525
Boot Barn Holdings *	12,057	1,132,152
Crocs *	4,977	539,258
Dana	48,490	920,340
KB Home	29,920	1,614,782
LGI Homes *	6,849	950,299
Norwegian Cruise Line Holdings *	18,707	412,864
Six Flags Entertainment *	27,060	646,734
Texas Roadhouse, Cl A	8,595	958,772
YETI Holdings *	10,737	457,396

		11,334,194

CONSUMER STAPLES — 4.6%
Edgewell Personal Care	31,754	1,251,425
Hostess Brands, Cl A *	30,739	738,966
MGP Ingredients	7,924	903,415
Primo Water	71,538	1,013,694
Sprouts Farmers Market *	61,149	2,400,098

		6,307,598

ENERGY — 6.9%
Chord Energy	8,166	1,280,755
Civitas Resources	21,288	1,593,620
Crescent Point Energy	114,608	929,471
Magnolia Oil & Gas, Cl A	104,021	2,304,065
Matador Resources	15,496	862,042
PBF Energy, Cl A	30,008	1,423,580
Permian Resources, Cl A	93,377	1,091,577

		9,485,110

FINANCIALS — 15.9%
American Equity Investment Life Holding	13,426	720,573
Axis Capital Holdings	16,366	902,094
ConnectOne Bancorp	50,485	1,033,428
Enterprise Financial Services	22,380	917,580
Essent Group	20,066	995,274
Federated Hermes, Cl B	38,326	1,296,569
FirstCash Holdings	9,691	923,358
Hancock Whitney	26,825	1,180,568
Kinsale Capital Group	980	365,177
Merchants Bancorp	25,366	801,803
Metropolitan Bank Holding *	12,611	571,152
OceanFirst Financial	50,454	939,958
OFG Bancorp	45,316	1,517,633
Old Second Bancorp	75,633	1,209,372
Piper Sandler	7,513	1,099,603
Popular	16,074	1,166,168
PROG Holdings *	25,425	1,031,747
QCR Holdings	24,887	1,274,961
Selective Insurance Group	2,984	307,919

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Stifel Financial	17,608	$1,118,812
Washington Federal	40,247	1,249,267
Wintrust Financial	13,563	1,144,175

		21,767,191

HEALTH CARE — 14.3%
Apellis Pharmaceuticals *	2,630	67,722
Castle Biosciences *	18,461	311,068
CONMED	7,550	913,928
Denali Therapeutics *	15,081	428,753
Guardant Health *	6,189	241,495
Haemonetics *	4,189	386,393
Halozyme Therapeutics *	36,385	1,563,100
Inari Medical *	8,442	481,785
Inmode *	39,606	1,699,493
Insmed *	46,349	1,023,849
Inspire Medical Systems *	1,347	387,680
Integer Holdings *	11,107	1,027,175
Intra-Cellular Therapies *	9,789	605,352
Karuna Therapeutics *	1,001	199,970
Lantheus Holdings *	7,192	622,036
Madrigal Pharmaceuticals *	1,728	354,758
Merit Medical Systems *	13,001	970,785
Mirum Pharmaceuticals *	23,828	613,809
NextGen Healthcare *	63,535	1,056,587
NuVasive *	33,325	1,373,323
PTC Therapeutics *	11,729	473,148
UFP Technologies *	5,163	1,005,055
Varex Imaging *	72,600	1,690,854
Vericel *	48,563	1,744,383
Viking Therapeutics *	16,041	232,595
Viridian Therapeutics *	11,717	219,811

		19,694,907

INDUSTRIALS — 17.1%
Allied Motion Technologies	18,583	722,879
Aris Water Solutions, Cl A	105,481	1,152,907
Atkore *	7,566	1,200,497
Brink’s	12,329	899,524
Comfort Systems USA	8,556	1,488,487
CSW Industrials	4,949	893,542
EMCOR Group	3,838	825,323
EnerSys	2,780	301,130
Great Lakes Dredge & Dock *	115,429	969,604
H&E Equipment Services	26,264	1,275,905
Helios Technologies	12,624	797,837
Herc Holdings	8,266	1,106,239
JELD-WEN Holding *	54,761	975,293
KBR	10,758	661,509
Limbach Holdings *	12,261	323,936
Maximus	11,795	987,949
McGrath RentCorp	12,100	1,166,198
MYR Group *	15,293	2,180,170
Shyft Group	31,844	459,509
SP Plus *	26,651	1,024,731
Standex International	8,945	1,328,959
Sterling Infrastructure *	22,528	1,351,455

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
SunPower, Cl A *	40,277	$397,534
Triton International	13,726	1,157,239

		23,648,356

INFORMATION TECHNOLOGY — 12.0%
Belden	21,587	2,086,168
Box, Cl A *	22,112	691,000
DigitalOcean Holdings *	16,414	812,821
Fabrinet *	6,495	803,042
Five9 *	5,282	463,496
FormFactor *	28,412	1,055,790
Instructure Holdings *	65,096	1,768,658
MACOM Technology Solutions Holdings *	14,394	1,006,429
Mitek Systems *	57,402	586,074
Perficient *	18,670	1,190,959
Rambus *	5,253	328,890
Rapid7 *	11,341	520,665
Silicon Laboratories *	6,207	925,712
Sprout Social, Cl A *	11,315	646,539
SPS Commerce *	5,909	1,065,925
Super Micro Computer *	2,352	776,795
Viavi Solutions *	68,494	744,530
Workiva, Cl A *	10,151	1,068,799

		16,542,292

MATERIALS — 5.0%
ATI *	53,043	2,529,090
Greif, Cl A	18,178	1,344,627
Livent *	29,529	727,004
Summit Materials, Cl A *	44,469	1,608,888
Tronox Holdings PLC, Cl A	48,937	650,373

		6,859,982

REAL ESTATE — 8.2%
Apple Hospitality ‡	72,164	1,118,542
Armada Hoffler Properties ‡	80,682	1,002,071
Corporate Office Properties Trust ‡	45,316	1,178,216
National Storage Affiliates Trust ‡	23,718	801,431
Plymouth Industrial ‡	44,446	1,012,035
Ryman Hospitality Properties ‡	20,128	1,917,997
STAG Industrial ‡	37,697	1,368,401
Tanger Factory Outlet Centers ‡	86,739	2,030,560
UMH Properties ‡	48,348	804,994

		11,234,247

UTILITIES — 2.0%
Clearway Energy, Cl C	62,259	1,644,260
Southwest Gas Holdings	17,573	1,158,764

		2,803,024

Total Common Stock (Cost $115,748,405)		132,609,623

Total Investments in Securities— 96.3% (Cost $115,748,405)		$132,609,623

Percentages are based on Net Assets of $137,734,404.

*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

KOC-QH-005-1700

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.3%

	Shares	Value

COMMUNICATION SERVICES — 9.2%
Activision Blizzard	1,903	$176,522
Alphabet, Cl A *	15,357	2,038,181
Alphabet, Cl C *	13,403	1,784,073
Altice USA, Cl A *	517	1,753
AMC Entertainment Holdings, Cl A *	1,301	6,466
AMC Networks, Cl A *	75	946
Anterix *	46	1,291
AT&T	18,438	267,720
ATN International	27	981
Bandwidth, Cl A *	57	864
Boston Omaha, Cl A *	73	1,425
Bumble, Cl A *	215	3,982
Cable One	11	7,963
Cardlytics *	82	957
Cargurus, Cl A *	215	4,872
Cars.com *	152	3,467
Charter Communications, Cl A *	271	109,807
Cinemark Holdings *	271	4,523
Clear Channel Outdoor Holdings, Cl A *	1,176	2,117
Cogent Communications Holdings	108	6,614
Comcast, Cl A	10,804	488,989
Consolidated Communications Holdings *	181	648
Daily Journal *	3	869
DHI Group *	103	388
DISH Network, Cl A *	624	4,948
EchoStar, Cl A *	83	1,613
Electronic Arts	666	90,809
Endeavor Group Holdings, Cl A *	466	10,998
Entravision Communications, Cl A	180	860
Eventbrite, Cl A *	199	2,291
EW Scripps, Cl A *	150	1,479
Fox	757	25,322
Frontier Communications Parent *	553	10,070
fuboTV *	506	1,705
Gannett *	351	990
Globalstar *	1,759	1,900
Gogo *	153	2,306
Gray Television	205	1,941
IAC *	196	13,642
IDT, Cl B *	40	949
iHeartMedia *	300	1,419
Integral Ad Science Holding *	89	1,856
Interpublic Group of Companies	992	33,956
Iridium Communications	291	15,292
John Wiley & Sons, Cl A	107	3,663
Liberty Broadband, Cl C *	302	26,917
Liberty Latin America, Cl C *	358	2,979
Live Nation Entertainment *	375	32,906
Lumen Technologies	2,489	4,455

COMMON STOCK — continued

	Shares	Value

COMMUNICATION SERVICES— continued
Madison Square Garden Entertainment, Cl A *	67	$2,334
Madison Square Garden Sports	41	8,723
Magnite *	295	4,463
Marcus	55	858
Match Group *	720	33,487
MediaAlpha, Cl A *	62	629
Meta Platforms, Cl A *	5,742	1,829,401
Netflix *	1,136	498,670
New York Times, Cl A	418	17,038
News	982	19,463
Nexstar Media Group, Cl A	90	16,805
Nextdoor Holdings *	272	846
NII Holdings *(A)	46	100
Omnicom Group	511	43,241
Ooma *	57	855
Paramount Global, Cl B	1,574	25,231
Pinterest, Cl A *	1,512	43,833
Playstudios *	208	1,025
PubMatic, Cl A *	104	2,079
QuinStreet *	124	1,101
Quotient Technology *	218	859
Radius Global Infrastructure, Cl A *	220	3,280
Reservoir Media *	79	431
ROBLOX, Cl A *	1,119	43,921
Roku, Cl A *	316	30,421
Scholastic	70	3,023
Shenandoah Telecommunications	121	2,259
Shutterstock	61	3,138
Sinclair	104	1,447
Sirius XM Holdings	1,706	8,701
Skillz, Cl A *	33	398
Snap, Cl A *	2,498	28,377
Sphere Entertainment *	67	2,844
Spotify Technology *	339	50,650
Stagwell, Cl A *	278	1,865
Take-Two Interactive Software *	403	61,569
TechTarget *	65	2,111
TEGNA	557	9,413
Telephone and Data Systems	246	1,973
Thryv Holdings *	77	1,825
T-Mobile US *	1,348	185,714
Trade Desk, Cl A *	1,145	104,493
TripAdvisor *	268	4,998
TrueCar *	163	399
United States Cellular *	35	620
Verizon Communications	10,872	370,518
Vimeo *	362	1,491
Vivid Seats, Cl A *	180	1,499
Walt Disney *	4,728	420,272
Warner Bros Discovery *	5,728	74,871
WideOpenWest *	128	1,055
World Wrestling Entertainment, Cl A	106	11,130
Yelp, Cl A *	162	7,298

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

COMMUNICATION SERVICES— continued
Ziff Davis *	117	$8,485
ZipRecruiter, Cl A *	107	1,982
ZoomInfo Technologies, Cl A *	740	18,922

		9,233,118

CONSUMER DISCRETIONARY — 9.1%
1-800-Flowers.com, Cl A *	72	625
2U *	188	899
Aaron’s	75	1,187
Abercrombie & Fitch, Cl A *	119	4,714
Academy Sports & Outdoors	191	11,420
Acushnet Holdings	76	4,532
Adient PLC *	237	10,087
ADT	2,045	13,047
Adtalem Global Education *	112	4,843
Advance Auto Parts	148	11,010
Airbnb, Cl A *	997	151,733
American Axle & Manufacturing Holdings *	274	2,589
American Eagle Outfitters	451	6,337
America’s Car-Mart *	15	1,787
Aramark	670	27,048
Arko	170	1,418
Asbury Automotive Group *	54	12,182
AutoNation *	69	11,108
AutoZone *	47	116,641
Bath & Body Works	589	21,828
Beazer Homes USA *	70	2,354
Best Buy	502	41,691
Big 5 Sporting Goods	53	507
Big Lots	68	697
Biglari Holdings, Cl B *	5	1,016
BJ’s Restaurants *	57	2,147
Bloomin’ Brands	209	5,616
Bluegreen Vacations Holding, Cl A	23	899
Booking Holdings *	97	288,168
Boot Barn Holdings *	74	6,949
BorgWarner	602	27,993
Bowlero *	252	3,057
Bright Horizons Family Solutions *	144	13,972
Brinker International *	108	4,242
Brunswick	181	15,622
Buckle	76	2,779
Build-A-Bear Workshop, Cl A	34	835
Burlington Stores *	168	29,840
Caleres	84	2,271
Camping World Holdings, Cl A	108	3,459
Canoo *	856	552
Capri Holdings *	310	11,442
CarMax *	407	33,622
Carnival *	2,540	47,854
CarParts.com *	126	633
Carriage Services, Cl A	33	1,068
Carter’s	92	6,901
Carvana, Cl A *	214	9,833

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Cavco Industries *	20	$5,913
Century Communities	70	5,405
Cheesecake Factory	121	4,450
Chegg *	309	3,130
Chewy, Cl A *	241	8,170
Chico’s FAS *	303	1,848
Children’s Place *	29	912
Chipotle Mexican Grill, Cl A *	71	139,322
Choice Hotels International	79	10,329
Chuy’s Holdings *	45	1,872
Columbia Sportswear	90	7,075
ContextLogic, Cl A *	48	457
Cooper-Standard Holdings *	42	774
Coursera *	273	4,283
Cracker Barrel Old Country Store	55	5,126
Cricut, Cl A	106	1,257
Crocs *	154	16,686
Dana	358	6,795
Darden Restaurants	312	52,703
Dave & Buster’s Entertainment *	119	5,450
Deckers Outdoor *	68	36,971
Denny’s *	136	1,599
Designer Brands, Cl A	122	1,214
Destination XL Group *	150	774
Dick’s Sporting Goods	154	21,714
Dillard’s, Cl A	22	7,547
Dine Brands Global	36	2,172
Domino’s Pizza	91	36,103
DoorDash, Cl A *	622	56,471
Dorman Products *	66	5,590
DR Horton	781	99,203
Dream Finders Homes, Cl A *	54	1,377
Duluth Holdings, Cl B *	69	501
Duolingo, Cl A *	70	10,863
Dutch Bros, Cl A *	102	3,163
eBay	1,387	61,735
El Pollo Loco Holdings	74	788
Ethan Allen Interiors	57	1,794
Etsy *	319	32,426
European Wax Center, Cl A *	83	1,608
EVgo, Cl A *	176	769
Expedia Group *	380	46,561
Fiesta Restaurant Group *	60	462
Figs, Cl A *	386	2,841
First Watch Restaurant Group *	41	764
Fisker *	443	2,733
Five Below *	141	29,376
Floor & Decor Holdings, Cl A *	270	31,010
Foot Locker	203	5,455
Ford Motor	10,115	133,619
Fossil Group *	117	325
Fox Factory Holding *	106	11,861
Franchise Group	54	1,607
Frontdoor *	205	7,159
Funko, Cl A *	78	637
GameStop, Cl A *	666	14,785

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Gap	521	$5,366
Garmin	398	42,144
General Motors	3,602	138,209
Genesco *	30	846
Gentex	605	20,316
Gentherm *	83	4,961
Genuine Parts	364	56,682
G-III Apparel Group *	102	2,112
Goodyear Tire & Rubber *	709	11,401
GoPro, Cl A *	315	1,288
Graham Holdings, Cl B	9	5,281
Grand Canyon Education *	77	8,358
Green Brick Partners *	108	6,104
Group 1 Automotive	34	8,790
GrowGeneration *	146	581
Guess?	72	1,511
H&R Block	381	12,805
Hanesbrands	870	4,585
Harley-Davidson	367	14,170
Hasbro	330	21,305
Haverty Furniture	34	1,210
Helen of Troy *	60	8,478
Hibbett	31	1,438
Hilton Grand Vacations *	197	9,161
Hilton Worldwide Holdings	676	105,111
Home Depot	2,622	875,329
Hooker Furnishings	27	542
Hovnanian Enterprises, Cl A *	12	1,279
Hyatt Hotels, Cl A	116	14,657
Installed Building Products	59	8,733
iRobot *	67	2,680
Jack in the Box	41	4,076
Johnson Outdoors, Cl A	21	1,242
KB Home	200	10,794
Kohl’s	265	7,539
Kontoor Brands	137	5,803
Krispy Kreme	167	2,572
Kura Sushi USA, Cl A *	12	1,194
Las Vegas Sands	855	51,138
Laureate Education, Cl A	314	4,025
La-Z-Boy	108	3,388
LCI Industries	61	8,312
Lear	153	23,678
Legacy Housing *	25	593
Leggett & Platt	329	9,627
Lennar, Cl A	643	81,552
Leslie’s *	424	2,701
Levi Strauss, Cl A	213	3,210
LGI Homes *	51	7,076
Life Time Group Holdings *	87	1,574
Lindblad Expeditions Holdings *	87	1,028
Lithia Motors, Cl A	69	21,427
LKQ	687	37,641
Lovesac *	34	996
Lowe’s	1,543	361,479
Lucid Group *	1,699	12,929

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Luminar Technologies, Cl A *	567	$4,196
M/I Homes *	65	6,500
Macy’s	679	11,265
Malibu Boats, Cl A *	50	2,998
MarineMax *	53	2,138
Marriott International, Cl A	676	136,424
Marriott Vacations Worldwide	86	11,052
MasterCraft Boat Holdings *	44	1,349
Mattel *	912	19,426
McDonald’s	1,892	554,734
MDC Holdings	145	7,436
Meritage Homes	90	13,406
MGM Resorts International	795	40,362
Mister Car Wash *	212	2,105
Modine Manufacturing *	127	4,770
Mohawk Industries *	132	14,037
Monro	77	2,822
Movado Group	38	1,091
Murphy USA	51	15,659
Nathan’s Famous	8	641
National Vision Holdings *	196	4,239
Nerdy *	205	1,013
NIKE, Cl B	3,081	340,112
Noodles, Cl A *	92	336
Nordstrom	243	5,616
Norwegian Cruise Line Holdings *	1,080	23,836
NVR *	8	50,452
ODP *	97	4,838
Ollie’s Bargain Outlet Holdings *	146	10,640
ONE Group Hospitality *	62	457
OneWater Marine, Cl A *	26	979
O’Reilly Automotive *	158	146,275
Overstock.com *	112	4,085
Oxford Industries	38	4,098
Papa John’s International	86	7,112
Patrick Industries	53	4,587
Peloton Interactive, Cl A *	755	7,331
Penske Automotive Group	51	8,232
Perdoceo Education *	163	2,176
Petco Health & Wellness, Cl A *	378	3,084
PetMed Express	53	776
Phinia *	120	3,416
Planet Fitness, Cl A *	213	14,386
Playa Hotels & Resorts *	342	2,791
Polaris	139	18,882
Pool	99	38,089
Portillo’s, Cl A *	102	2,351
PulteGroup	573	48,355
Purple Innovation, Cl A	262	817
PVH	157	14,073
QuantumScape, Cl A *	646	8,598
Qurate Retail *	863	880
Ralph Lauren, Cl A	101	13,264
Red Robin Gourmet Burgers *	38	553
Revolve Group, Cl A *	102	2,011
RH *	48	18,632

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Rivian Automotive, Cl A *	1,538	$42,510
Rocky Brands	17	342
Ross Stores	866	99,278
Rover Group, Cl A *	236	1,293
Royal Caribbean Cruises *	573	62,520
Sabre *	760	3,116
Sally Beauty Holdings *	266	3,184
SeaWorld Entertainment *	158	8,748
Service International	383	25,527
Shake Shack, Cl A *	94	7,300
Shoe Carnival	40	1,064
Signet Jewelers	107	8,612
Six Flags Entertainment *	206	4,923
Skechers USA, Cl A *	344	19,120
Skyline Champion *	141	9,822
Sleep Number *	52	1,440
Snap One Holdings *	44	429
Solid Power *	285	815
Solo Brands, Cl A *	55	322
Sonic Automotive, Cl A	35	1,676
Sonos *	299	5,125
Sportsman’s Warehouse Holdings *	92	580
Standard Motor Products	47	1,794
Starbucks	2,898	294,350
Stellantis	6,126	125,889
Steven Madden	184	6,142
Stitch Fix, Cl A *	200	1,022
Stoneridge *	65	1,329
Strategic Education	60	4,506
Stride *	102	3,897
Sweetgreen, Cl A *	220	3,315
Tapestry	609	26,278
Target Hospitality *	79	1,009
Taylor Morrison Home, Cl A *	259	12,541
Tempur Sealy International	431	19,236
Tesla *	6,999	1,871,743
Texas Roadhouse, Cl A	173	19,298
Thor Industries	129	14,898
ThredUp, Cl A *	165	581
Tilly’s, Cl A *	56	486
TJX	2,978	257,686
Toll Brothers	284	22,814
TopBuild *	81	22,188
Topgolf Callaway Brands *	358	7,149
Tractor Supply	284	63,613
Traeger *	146	651
Travel + Leisure	189	7,698
TRI Pointe Group *	249	7,938
Udemy *	126	1,488
Ulta Beauty *	130	57,824
Under Armour, Cl A *	474	3,820
Universal Technical Institute *	82	597
Upbound Group, Cl A	124	4,294
Urban Outfitters *	133	4,837
Vail Resorts	104	24,491
Valvoline	443	16,821

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
VF	950	$18,820
Victoria’s Secret *	174	3,565
Visteon *	70	10,786
Vizio Holding, Cl A *	166	1,237
VOXX International, Cl A *	31	286
Warby Parker, Cl A *	207	3,093
Wayfair, Cl A *	191	14,873
Wendy’s	490	10,530
Whirlpool	138	19,908
Williams-Sonoma	169	23,430
Wingstop	75	12,644
Winmark	7	2,544
Winnebago Industries	73	5,022
Wolverine World Wide	192	2,433
Workhorse Group *	414	551
WW International *	172	2,004
Wyndham Hotels & Resorts	219	17,064
Wynn Resorts	250	27,245
XPEL *	51	4,143
Xponential Fitness, Cl A *	52	1,098
YETI Holdings *	217	9,244
Yum! Brands	725	99,811
Zumiez *	40	754

		9,178,452

CONSUMER STAPLES — 4.1%
Albertsons, Cl A	686	14,907
Andersons	80	3,906
Archer-Daniels-Midland	1,408	119,624
B&G Foods	176	2,334
Beauty Health *	215	1,782
BellRing Brands *	334	12,011
Benson Hill *	422	587
Beyond Meat *	146	2,511
BJ’s Wholesale Club Holdings *	343	22,744
Boston Beer, Cl A *	24	8,915
BRC, Cl A *	144	660
Brown-Forman, Cl B	784	55,350
Bunge	384	41,729
Calavo Growers	42	1,585
Cal-Maine Foods	102	4,711
Campbell Soup	513	23,506
Casey’s General Stores	97	24,508
Celsius Holdings *	109	15,772
Central Garden & Pet, Cl A *	99	3,784
Chefs’ Warehouse *	85	3,089
Clorox	319	48,322
Coca-Cola	11,131	689,343
Coca-Cola Consolidated	12	7,601
Colgate-Palmolive	2,148	163,806
Conagra Brands	1,229	40,323
Constellation Brands, Cl A	429	117,031
Coty, Cl A *	857	10,318
Darling Ingredients *	409	28,323
Dollar General	565	95,406
Dollar Tree *	571	88,122

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES— continued
Duckhorn Portfolio *	107	$1,346
Edgewell Personal Care	128	5,045
elf Beauty *	130	15,174
Energizer Holdings	166	5,926
Estee Lauder, Cl A	597	107,460
Flowers Foods	492	12,157
Fresh Del Monte Produce	94	2,499
Freshpet *	117	8,604
General Mills	1,516	113,306
Grocery Outlet Holding *	225	7,526
Hain Celestial Group *	222	2,813
Herbalife *	240	3,898
Hershey	379	87,666
Hormel Foods	746	30,496
Hostess Brands, Cl A *	327	7,861
Ingles Markets, Cl A	36	3,053
Ingredion	164	18,247
Inter Parfums	46	6,880
J&J Snack Foods	37	5,932
JM Smucker	268	40,374
John B Sanfilippo & Son	22	2,396
Kellogg	878	58,729
Keurig Dr Pepper	2,327	79,141
Kimberly-Clark	873	112,704
Kraft Heinz	3,121	112,918
Lamb Weston Holdings	370	38,343
Lancaster Colony	49	9,439
Limoneira	41	636
McCormick	649	58,073
Medifast	27	2,751
MGP Ingredients	34	3,876
Mission Produce *	106	1,232
Molson Coors Beverage, Cl B	513	35,792
Mondelez International, Cl A	3,524	261,234
Monster Beverage *	1,909	109,748
National Beverage *	54	2,854
Nu Skin Enterprises, Cl A	122	3,586
Oil-Dri Corp of America	12	753
Olaplex Holdings *	319	1,148
PepsiCo	3,554	666,233
Performance Food Group *	393	23,486
Pilgrim’s Pride *	100	2,477
Post Holdings *	133	11,345
PriceSmart	64	4,975
Reynolds Consumer Products	136	3,764
Seaboard	1	3,605
Seneca Foods, Cl A *	13	501
Simply Good Foods *	246	9,523
Sovos Brands *	91	1,620
SpartanNash	86	1,930
Spectrum Brands Holdings	101	7,919
Sprouts Farmers Market *	257	10,087
Sysco	1,312	100,119
Target	1,188	162,126
Tootsie Roll Industries	39	1,360
TreeHouse Foods *	140	7,225

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES— continued
Tyson Foods, Cl A	722	$40,230
United Natural Foods *	147	3,058
US Foods Holding *	564	24,100
USANA Health Sciences *	28	1,817
Utz Brands	167	2,797
Village Super Market, Cl A	21	489
Vita Coco *	61	1,612
Vital Farms *	64	749
WD-40	34	7,803
Weis Markets	38	2,521
Westrock Coffee *	46	510

		4,138,207

ENERGY — 5.1%
Amplify Energy *	95	697
Antero Midstream	809	9,659
Antero Resources *	670	17,923
APA	801	32,433
Archrock	346	4,034
Ardmore Shipping	93	1,309
Baker Hughes, Cl A	2,596	92,911
Baytex Energy	352	1,422
Berry	186	1,451
Bristow Group *	68	2,092
Cactus, Cl A	160	8,125
California Resources	167	8,909
Callon Petroleum *	131	4,920
Centrus Energy, Cl A *	29	1,090
ChampionX	509	18,120
Cheniere Energy	623	100,839
Chesapeake Energy	292	24,627
Chevron	4,935	807,662
Chord Energy	106	16,666
Civitas Resources	171	12,806
Clean Energy Fuels *	417	2,056
CNX Resources *	419	8,548
Comstock Resources	339	4,322
ConocoPhillips	3,152	371,053
CONSOL Energy	85	6,334
Core Laboratories	116	3,015
Coterra Energy	1,949	53,675
Crescent Energy, Cl A	98	1,159
CVR Energy	253	9,295
Delek US Holdings	165	4,552
Denbury *	121	10,637
Devon Energy	1,681	90,774
DHT Holdings	338	3,329
Diamond Offshore Drilling *	253	4,005
Diamondback Energy	452	66,589
DMC Global *	47	886
Dorian LPG	85	2,528
Dril-Quip *	84	2,175
DT Midstream	244	13,059
Earthstone Energy, Cl A *	131	2,093
Enviva	91	1,226
EOG Resources	1,516	200,916

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
Equities	881	$37,161
Equitrans Midstream	1,118	11,594
Excelerate Energy, Cl A	65	1,379
Expro Group Holdings *	263	5,836
Exxon Mobil	10,522	1,128,379
Gevo *	578	994
Green Plains *	144	5,113
Gulfport Energy *	46	4,713
Halliburton	2,331	91,096
Helix Energy Solutions Group *	359	3,446
Helmerich & Payne	254	11,372
Hess	716	108,639
Hess Midstream, Cl A	108	3,369
HF Sinclair	414	21,565
HighPeak Energy	42	636
International Seaways	86	3,689
Kinder Morgan	5,084	90,038
Kinetik Holdings, Cl A	32	1,152
Liberty Energy, Cl A	427	7,033
Magnolia Oil & Gas, Cl A	457	10,123
Marathon Oil	1,623	42,636
Marathon Petroleum	1,151	153,106
Matador Resources	287	15,966
Murphy Oil	382	16,529
Nabors Industries *	22	2,695
New Fortress Energy, Cl A	196	5,596
Newpark Resources *	194	1,071
NextDecade *	336	1,872
NexTier Oilfield Solutions *	438	5,221
Noble PLC	266	13,904
Northern Oil and Gas	186	7,323
NOV	1,010	20,281
Occidental Petroleum	2,324	146,714
Oceaneering International *	247	5,545
Oil States International *	155	1,246
ONEOK	1,150	77,096
Ovintiv	627	28,898
Par Pacific Holdings *	149	4,691
Patterson-UTI Energy	527	8,348
PBF Energy, Cl A	289	13,710
PDC Energy	225	17,075
Peabody Energy	362	8,123
Permian Resources, Cl A	542	6,336
Phillips 66	1,199	133,748
Pioneer Natural Resources	605	136,530
Plains GP Holdings, Cl A	477	7,484
ProFrac Holding, Cl A *	47	605
ProPetro Holding *	208	2,172
Range Resources	603	18,952
REX American Resources *	38	1,407
Riley Exploration Permian	16	599
Ring Energy *	251	607
RPC	233	1,939
SandRidge Energy	92	1,571
Schlumberger	3,668	213,991
Select Water Solutions, Cl A	221	1,859

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
SilverBow Resources *	24	$859
Sitio Royalties, Cl A	198	5,405
SM Energy	302	10,960
Solaris Oilfield Infrastructure, Cl A	70	765
Southwestern Energy *	2,529	16,388
Talos Energy *	282	4,512
Targa Resources	577	47,308
Teekay *	248	1,652
Tellurian *	1,345	2,313
TETRA Technologies *	293	1,316
Texas Pacific Land	20	30,126
Tidewater *	118	7,447
Transocean *	1,688	14,854
US Silica Holdings *	185	2,407
VAALCO Energy	264	1,175
Valero Energy	956	123,238
Vertex Energy *	162	854
Viper Energy Partners	154	4,177
Vital Energy *	40	2,111
W&T Offshore *	245	1,073
Weatherford International *	175	14,543
Williams	3,143	108,276
World Kinect	151	3,404

		5,107,857

FINANCIALS — 14.7%
1st Source	45	2,111
Acacia Research *	143	571
ACNB	20	694
Affiliated Managers Group	89	12,339
Affirm Holdings, Cl A *	517	10,025
Aflac	1,431	103,519
AGNC Investment ‡	1,475	15,030
Alerus Financial	45	890
Allstate	677	76,284
Ally Financial	773	23,607
Amalgamated Financial	42	838
A-Mark Precious Metals	47	1,917
Ambac Financial Group *	111	1,570
Amerant Bancorp, Cl A	59	1,169
American Equity Investment Life Holding *	209	11,217
American Express	1,925	325,094
American Financial Group	204	24,808
American International Group	1,904	114,773
American National Bankshares	26	1,073
Ameriprise Financial	272	94,778
Ameris Bancorp	165	7,202
AMERISAFE	47	2,450
Annaly Capital Management ‡	1,274	25,595
Aon PLC, Cl A	525	167,213
Apollo Commercial Real Estate Finance ‡	351	4,142
Apollo Global Management	1,002	81,899
Arbor Realty Trust ‡	410	6,933

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Arch Capital Group *	927	$72,019
Ares Commercial Real Estate ‡	136	1,450
Ares Management, Cl A	366	36,315
Argo Group International Holdings	84	2,495
ARMOUR Residential ‡	482	2,463
Arrow Financial	41	821
Arthur J Gallagher	543	116,636
Artisan Partners Asset Management, Cl A	165	6,846
AssetMark Financial Holdings *	54	1,615
Associated Banc-Corp	372	7,049
Assurant	136	18,293
Assured Guaranty	139	8,309
Atlantic Union Bankshares	186	5,948
Avantax *	97	2,510
AvidXchange Holdings *	319	3,959
Axis Capital Holdings	194	10,693
Axos Financial *	135	6,345
B. Riley Financial	36	1,999
Banc of California	138	1,961
BancFirst	50	4,995
Bancorp *	134	5,079
Bank First	23	2,032
Bank of America	20,688	662,016
Bank of Hawaii	98	5,599
Bank of Marin Bancorp	37	776
Bank of New York Mellon	2,078	94,258
Bank OZK	295	12,900
BankUnited	187	5,580
Banner	84	3,999
Bar Harbor Bankshares	37	1,010
BayCom	30	605
BCB Bancorp	38	488
Berkshire Hathaway, Cl B *	3,349	1,178,714
Berkshire Hills Bancorp	110	2,509
BGC Group, Cl A	745	3,546
BlackRock, Cl A	383	282,980
Blackstone, Cl A	1,821	190,823
Blackstone Mortgage Trust, Cl A ‡	410	9,426
Block, Cl A *	1,388	111,776
Blue Foundry Bancorp *	61	623
Blue Owl Capital, Cl A	1,077	13,269
BOK Financial	71	6,325
Bread Financial Holdings	124	5,155
Bridgewater Bancshares *	50	536
Brighthouse Financial *	169	8,810
Brightsphere Investment Group	104	2,213
BrightSpire Capital, Cl A ‡	318	2,340
Brookline Bancorp	218	2,323
Brown & Brown	614	43,256
BRP Group, Cl A *	154	3,836
Business First Bancshares	59	1,207
Byline Bancorp	58	1,273
Cadence Bank	458	11,473
Cambridge Bancorp	19	1,169

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Camden National	35	$1,210
Cannae Holdings *	178	3,628
Cantaloupe *	172	1,326
Capital City Bank Group	33	1,070
Capital One Financial	973	113,861
Capitol Federal Financial	322	2,135
Capstar Financial Holdings	45	670
Carlyle Group	522	18,609
Carter Bankshares *	59	867
Cass Information Systems	31	1,176
Cathay General Bancorp	173	6,581
Cboe Global Markets	272	37,993
Central Pacific Financial	66	1,204
Charles Schwab	4,347	287,337
Chimera Investment ‡	572	3,592
Chubb	1,064	217,492
Cincinnati Financial	399	42,924
Citigroup	5,020	239,253
Citizens & Northern	38	806
Citizens Financial Group	1,246	40,196
City Holding	36	3,561
Civista Bancshares	37	675
Claros Mortgage Trust ‡	323	3,979
CME Group, Cl A	927	184,436
CNA Financial	64	2,506
CNB Financial	52	1,012
CNO Financial Group	280	7,202
Coastal Financial *	26	1,174
Cohen & Steers	63	4,052
Coinbase Global, Cl A *	408	40,233
Colony Bankcorp	41	440
Columbia Banking System	520	11,622
Columbia Financial *	76	1,328
Comerica	337	18,185
Commerce Bancshares	313	16,645
Community Bank System	134	7,213
Community Trust Bancorp	44	1,689
ConnectOne Bancorp	92	1,883
Corebridge Financial	203	3,798
Credit Acceptance *	20	11,132
CrossFirst Bankshares *	108	1,260
Cullen	154	16,721
Customers Bancorp *	74	3,107
CVB Financial	332	6,265
Diamond Hill Investment Group	7	1,271
Dime Community Bancshares	90	2,016
Discover Financial Services	675	71,246
Donegal Group, Cl A	37	539
Donnelley Financial Solutions *	67	3,169
Dynex Capital ‡	133	1,736
Eagle Bancorp	76	2,105
East West Bancorp	362	22,520
Eastern Bankshares	400	5,648
eHealth *	59	446
Ellington Financial ‡	163	2,204
Employers Holdings	67	2,588

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Enact Holdings	76	$2,067
Encore Capital Group *	56	2,996
Enova International *	77	4,242
Enstar Group *	31	7,932
Enterprise Bancorp	23	732
Enterprise Financial Services	88	3,608
Equitable Holdings	932	26,739
Equity Bancshares, Cl A	34	923
Erie Indemnity, Cl A	63	13,983
Esquire Financial Holdings	17	849
Essent Group	263	13,045
Euronet Worldwide *	119	10,457
Evercore, Cl A	88	11,885
Everest Group	75	27,038
EZCORP, Cl A *	128	1,160
FactSet Research Systems	99	43,069
Farmers & Merchants Bancorp	32	682
Farmers National Banc	87	1,196
FB Financial	88	3,117
Federal Agricultural Mortgage, Cl C	23	3,697
Federated Hermes, Cl B	212	7,172
Fidelity D&D Bancorp	11	558
Fidelity National Financial	664	26,009
Fidelity National Information Services	1,518	91,657
Fifth Third Bancorp	1,747	50,838
Financial Institutions	38	729
First American Financial	255	16,162
First Bancorp	24	633
First Bancorp	99	3,275
First Bancshares	68	2,129
First Bank	45	563
First Busey	129	2,794
First Business Financial Services	20	680
First Citizens BancShares, Cl A	27	38,187
First Commonwealth Financial	258	3,726
First Community Bankshares	36	1,211
First Financial	28	1,070
First Financial Bancorp	233	5,380
First Financial Bankshares	345	11,244
First Foundation	128	936
First Hawaiian	319	6,600
First Horizon	1,368	18,646
First Interstate BancSystem, Cl A	218	6,250
First Merchants	148	4,754
First Mid Bancshares	46	1,408
First of Long Island	53	739
FirstCash Holdings	96	9,147
Fiserv *	1,612	203,451
Five Star Bancorp	25	617
FleetCor Technologies *	179	44,555
Flushing Financial	70	1,105
Flywire *	230	7,852
FNB	898	11,485
Focus Financial Partners, Cl A *	146	7,640

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Franklin BSP Realty Trust ‡	207	$2,960
Franklin Resources	750	21,930
FS Bancorp	16	496
Fulton Financial	416	5,949
FVCBankcorp *	35	450
GCM Grosvenor	101	793
Genworth Financial, Cl A *	1,224	7,173
German American Bancorp	71	2,092
Glacier Bancorp	278	9,091
Global Payments	673	74,198
Globe Life	245	27,482
Goldman Sachs Group	865	307,828
Goosehead Insurance, Cl A *	51	3,410
Granite Point Mortgage Trust ‡	130	745
Great Southern Bancorp	23	1,273
Green Dot, Cl A *	125	2,444
Guaranty Bancshares	21	668
Hagerty, Cl A *	185	1,634
Hamilton Lane, Cl A	81	7,163
Hancock Whitney	214	9,418
Hanmi Financial	76	1,444
Hannon Armstrong Sustainable Infrastructure Capital ‡	227	5,927
Hanover Insurance Group	89	10,100
HarborOne Bancorp	107	1,122
Hartford Financial Services Group	807	58,007
HBT Financial	33	655
HCI Group	15	942
Heartland Financial USA	99	3,400
Heritage Commerce	147	1,411
Heritage Financial	87	1,632
Hilltop Holdings	114	3,526
Hingham Institution For Savings The	4	890
Hippo Holdings *	32	550
Home Bancorp	18	641
Home BancShares	475	11,547
HomeStreet	45	414
HomeTrust Bancshares	35	851
Hope Bancorp	285	3,095
Horace Mann Educators	102	3,073
Horizon Bancorp	106	1,313
Houlihan Lokey, Cl A	125	12,481
Huntington Bancshares	3,693	45,202
I3 Verticals, Cl A *	56	1,401
Independent Bank	113	6,804
Independent Bank Group	90	4,038
Independent Bank/MI	52	1,074
Interactive Brokers Group, Cl A	255	22,269
Intercontinental Exchange	1,431	164,279
International Bancshares	134	6,652
International Money Express *	81	1,963
Invesco	1,152	19,354
Invesco Mortgage Capital ‡	98	1,175
Investors Title	4	626
Jack Henry & Associates	188	31,503

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Jackson Financial, Cl A	179	$5,911
James River Group Holdings	91	1,683
Jefferies Financial Group	479	17,622
John Marshall Bancorp	32	608
JPMorgan Chase	7,548	1,192,282
Kearny Financial	153	1,314
Kemper	153	7,798
KeyCorp	2,404	29,593
Kinsale Capital Group	57	21,240
KKR Real Estate Finance Trust ‡	145	1,807
Ladder Capital, Cl A ‡	283	3,110
Lakeland Bancorp	154	2,327
Lakeland Financial	62	3,437
Lazard, Cl A	273	9,582
Lemonade *	152	3,534
LendingClub *	255	2,139
LendingTree *	27	659
Lincoln National	422	11,833
Live Oak Bancshares	83	3,143
Loews	504	31,576
LPL Financial Holdings	202	46,331
Luther Burbank	51	525
M&T Bank	433	60,511
Macatawa Bank	66	650
Markel Group *	34	49,290
MarketAxess Holdings	95	25,576
Marqeta, Cl A *	968	5,401
Marsh & McLennan	1,278	240,801
Mastercard, Cl A	2,183	860,713
MBIA *	120	1,049
Mercantile Bank	37	1,299
Merchants Bancorp	40	1,249
Mercury General	67	2,156
MetLife	1,682	105,916
Metrocity Bankshares	45	965
Metropolitan Bank Holding *	24	1,087
MFA Financial ‡	255	2,874
MGIC Investment	723	12,103
Mid Penn Bancorp	33	776
Midland States Bancorp	53	1,242
MidWestOne Financial Group	36	883
Moelis, Cl A	160	7,813
Moody’s	473	166,851
Morgan Stanley	3,366	308,191
Morningstar	65	14,981
Mr Cooper Group *	160	9,275
MSCI, Cl A	200	109,616
MVB Financial	28	717
Nasdaq	874	44,128
National Bank Holdings, Cl A	93	3,195
National Western Life Group, Cl A	5	2,108
Navient	311	5,921
NBT Bancorp	105	3,906
Nelnet, Cl A	33	3,256
NerdWallet, Cl A *	76	852
New York Community Bancorp	1,731	24,003

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
New York Mortgage Trust ‡	227	$2,307
Nexpoint Real Estate Finance ‡	42	719
Nicolet Bankshares	32	2,677
NMI Holdings, Cl A *	206	5,502
Northeast Bank	21	1,000
Northern Trust	528	42,303
Northfield Bancorp	104	1,267
Northrim BanCorp	14	669
Northwest Bancshares	303	3,745
OceanFirst Financial	144	2,683
Ocwen Financial *	16	540
Old National Bancorp	730	12,428
Old Republic International	713	19,657
Old Second Bancorp	105	1,679
OneMain Holdings, Cl A	310	14,099
Open Lending, Cl A *	256	2,890
Oppenheimer Holdings, Cl A	16	610
Orchid Island Capital, Cl A ‡	98	1,021
Origin Bancorp	71	2,315
Orrstown Financial Services	25	585
Oscar Health, Cl A *	293	2,203
Pacific Premier Bancorp	232	5,925
PacWest Bancorp	291	2,706
Palomar Holdings *	60	3,634
Park National	40	4,461
Parke Bancorp	26	516
Pathward Financial	68	3,533
Payoneer Global *	585	3,112
PayPal Holdings *	2,905	220,257
Paysafe *	67	806
PCB Bancorp	29	473
Peapack-Gladstone Financial	39	1,140
PennyMac Financial Services	113	8,501
PennyMac Mortgage Investment Trust ‡	221	2,824
Peoples Bancorp	70	1,972
Peoples Financial Services	17	785
Perella Weinberg Partners, Cl A	97	958
Pinnacle Financial Partners	189	14,345
Piper Sandler	43	6,293
PJT Partners	57	4,521
PNC Financial Services Group	1,031	141,134
PRA Group *	95	2,267
Preferred Bank	34	2,247
Premier Financial	90	1,949
Primerica	95	20,207
Primis Financial	53	504
Principal Financial Group	626	49,999
ProAssurance	134	2,251
PROG Holdings *	120	4,870
Progressive	1,511	190,356
Prosperity Bancshares	220	13,930
Provident Financial Services	173	3,207
Prudential Financial	946	91,280
QCR Holdings	41	2,100
Radian Group	392	10,557

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Raymond James Financial	503	$55,393
RBB Bancorp	39	572
Ready Capital ‡	424	4,909
Red River Bancshares	12	588
Redwood Trust ‡	283	2,131
Regional Management	22	715
Regions Financial	2,415	49,194
Reinsurance Group of America, Cl A	173	24,281
Remitly Global *	297	5,726
Renasant	137	4,239
Repay Holdings, Cl A *	190	1,587
Republic Bancorp, Cl A	21	962
Rithm Capital ‡	1,187	11,965
RLI	101	13,474
Robinhood Markets, Cl A *	1,114	14,326
Rocket, Cl A *	273	2,984
Ryan Specialty Holdings, Cl A *	210	9,101
S&P Global	833	328,647
S&T Bancorp	97	3,063
Safety Insurance Group	36	2,592
Sandy Spring Bancorp	109	2,667
Seacoast Banking Corp of Florida	210	5,196
SEI Investments	286	18,015
Selective Insurance Group	153	15,788
Selectquote *	322	609
ServisFirst Bancshares	125	7,460
Shift4 Payments, Cl A *	135	9,314
Shore Bancshares	44	524
Sierra Bancorp	34	716
Silvercrest Asset Management Group, Cl A	24	500
Simmons First National, Cl A	315	6,360
SLM	599	9,692
SmartFinancial	36	904
SoFi Technologies *	1,998	22,877
South Plains Financial	31	832
Southern First Bancshares *	19	573
Southern Missouri Bancorp	24	1,154
Southside Bancshares	75	2,491
SouthState	189	14,708
Starwood Property Trust ‡	761	15,783
State Street	887	64,254
Stellar Bancorp	113	2,815
StepStone Group, Cl A	126	3,537
Stewart Information Services	67	3,158
Stifel Financial	266	16,902
Stock Yards Bancorp	67	3,203
StoneX Group *	44	4,048
Summit Financial Group	30	677
SWK Holdings *	31	500
Synchrony Financial	1,102	38,063
Synovus Financial	365	12,374
T Rowe Price Group	569	70,135
Texas Capital Bancshares *	119	7,598
TFS Financial	129	1,872

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Tiptree	55	$812
Toast, Cl A *	820	18,097
Tompkins Financial	33	1,985
Towne Bank	183	4,626
TPG, Cl A	156	4,591
TPG RE Finance Trust ‡	152	1,186
Tradeweb Markets, Cl A	286	23,392
Travelers	598	103,221
TriCo Bancshares	77	2,878
Triumph Financial *	54	3,829
Truist Financial	3,429	113,911
Trupanion *	89	2,746
TrustCo Bank NY	46	1,398
Trustmark	141	3,703
Two Harbors Investment ‡	243	3,255
UMB Financial	114	8,094
United Bankshares	332	11,102
United Community Banks	289	8,393
United Fire Group	61	1,466
Unity Bancorp	20	530
Universal Insurance Holdings	69	1,072
Univest Financial	72	1,404
Unum Group	507	24,645
Upstart Holdings *	171	11,746
US Bancorp	3,956	156,974
UWM Holdings	213	1,397
Valley National Bancorp	1,077	11,050
Velocity Financial *	49	607
Veritex Holdings	132	2,839
Victory Capital Holdings, Cl A	83	2,752
Virtu Financial, Cl A	242	4,492
Virtus Investment Partners	17	3,497
Visa, Cl A	4,202	998,941
Voya Financial	250	18,565
Walker & Dunlop	79	7,187
Washington Federal	162	5,028
Washington Trust Bancorp	43	1,379
Waterstone Financial	46	642
Webster Financial	446	21,098
Wells Fargo	9,887	456,384
WesBanco	145	4,061
West Bancorporation	37	742
Westamerica Bancorporation	65	3,197
Western Alliance Bancorp	258	13,403
Western Union	937	11,413
WEX *	110	20,829
White Mountains Insurance Group	6	9,282
Willis Towers Watson PLC	273	57,693
Wintrust Financial	151	12,738
WisdomTree	282	1,963
World Acceptance *	13	2,053
WR Berkley	538	33,158
WSFS Financial	154	6,755
Zions Bancorp	368	14,076

		14,847,051

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — 4.1%
2seventy bio *	115	$873
ACADIA Pharmaceuticals *	403	11,784
Accuray *	226	963
AdaptHealth, Cl A *	183	2,514
Adaptive Biotechnologies *	348	2,937
Adicet Bio *	76	203
ADMA Biologics *	534	2,216
Aerovate Therapeutics *	40	698
Agenus *	760	1,155
Agios Pharmaceuticals *	134	3,554
Akero Therapeutics *	97	4,210
Aldeyra Therapeutics *	141	1,144
Alector *	154	1,056
Align Technology *	185	69,910
Alkermes PLC *	408	11,946
Allakos *	119	640
Allogene Therapeutics *	191	947
Allovir *	91	299
Alnylam Pharmaceuticals *	320	62,528
Alphatec Holdings *	166	2,933
American Well, Cl A *	522	1,279
AmerisourceBergen, Cl A	435	81,301
Amicus Therapeutics *	688	9,371
Anavex Life Sciences *	191	1,576
AngioDynamics *	96	834
Anika Therapeutics *	36	840
Apellis Pharmaceuticals *	247	6,360
Arcus Biosciences *	119	2,368
Arcutis Biotherapeutics *	110	1,200
Arrowhead Pharmaceuticals *	262	9,044
Artivion *	98	1,707
Asensus Surgical *	589	216
Atara Biotherapeutics *	229	506
AtriCure *	114	6,310
Atrion	3	1,682
Avanos Medical *	115	2,814
Avantor *	1,699	34,948
Avidity Biosciences *	163	1,550
Avita Medical *	58	1,174
Axonics *	124	7,486
Azenta *	171	8,034
Becton Dickinson	734	204,507
BioCryst Pharmaceuticals *	468	3,459
BioLife Solutions *	101	2,008
BioMarin Pharmaceutical *	473	41,591
Biomea Fusion *	74	1,646
Bionano Genomics *	754	443
Bioxcel Therapeutics *	50	457
Blueprint Medicines *	147	9,702
Boston Scientific *	3,693	191,482
Butterfly Network *	377	969
Cardinal Health	663	60,645
CareDx *	130	1,418
Catalyst Pharmaceuticals *	250	3,458
Cerevel Therapeutics Holdings *	170	5,200
Certara *	195	3,797

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Cerus *	428	$1,314
Chinook Therapeutics *	104	4,075
Codexis *	160	576
Cogent Biosciences *	142	1,845
Coherus Biosciences *	187	901
Computer Programs and Systems *	35	918
CONMED	76	9,200
Crinetics Pharmaceuticals *	109	2,071
CryoPort *	119	1,912
Cullinan Oncology *	59	625
Cutera *	48	960
Cytokinetics *	225	7,504
Day One Biopharmaceuticals *	115	1,523
Deciphera Pharmaceuticals *	131	1,771
Definitive Healthcare, Cl A *	99	1,171
Denali Therapeutics *	266	7,562
DENTSPLY SIRONA	552	22,919
Dexcom *	985	122,692
Doximity, Cl A *	270	9,647
Dyne Therapeutics *	80	974
Eagle Pharmaceuticals *	29	602
Edwards Lifesciences *	1,558	127,865
Embecta	143	3,052
Entrada Therapeutics *	44	764
Envista Holdings *	420	14,452
EQRx *	654	1,118
Erasca *	208	549
Evolent Health, Cl A *	244	7,415
Exact Sciences *	456	44,478
Exelixis *	818	16,123
Fate Therapeutics *	230	950
FibroGen *	217	447
Gilead Sciences	3,227	245,704
Glaukos *	115	8,871
Globus Medical, Cl A *	195	11,753
GoodRx Holdings, Cl A *	170	1,571
Haemonetics *	126	11,622
Halozyme Therapeutics *	338	14,520
Harvard Bioscience *	92	428
Health Catalyst *	135	1,894
HealthStream	61	1,371
Henry Schein *	335	26,395
Heron Therapeutics *	297	493
HilleVax *	34	517
Hologic *	630	50,035
Horizon Therapeutics PLC *	585	58,658
ICU Medical *	51	9,087
Ideaya Biosciences *	103	2,303
IDEXX Laboratories *	213	118,157
IGM Biosciences *	44	468
Immuneering, Cl A *	51	518
ImmunoGen *	563	10,033
Immunovant *	131	2,991
Inari Medical *	113	6,449
Inhibrx *	74	1,484
Inogen *	56	458

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Insmed *	337	$7,444
Inspire Medical Systems *	74	21,298
Insulet *	179	49,538
Integer Holdings *	82	7,583
Integra LifeSciences Holdings *	178	8,094
Intuitive Surgical *	902	292,609
IQVIA Holdings *	477	106,734
iRadimed	17	747
iRhythm Technologies *	74	7,774
iTeos Therapeutics *	73	1,026
Janux Therapeutics *	57	798
KalVista Pharmaceuticals *	59	596
Karuna Therapeutics *	80	15,982
Kiniksa Pharmaceuticals, Cl A *	84	1,583
Kodiak Sciences *	122	365
Krystal Biotech *	53	6,842
Kura Oncology *	159	1,660
Kymera Therapeutics *	111	2,429
Lantheus Holdings *	171	14,790
LeMaitre Vascular	49	3,098
LivaNova PLC *	134	7,832
Lyell Immunopharma *	302	873
Madrigal Pharmaceuticals *	35	7,186
MannKind *	646	2,952
Masimo *	125	15,288
McKesson	354	142,450
Medpace Holdings *	62	15,697
Medtronic PLC	3,442	302,070
Merit Medical Systems *	141	10,528
Mesa Laboratories	13	1,673
Mettler-Toledo International *	57	71,676
MiNK Therapeutics *	11	21
Mirati Therapeutics *	135	4,086
Mirum Pharmaceuticals *	62	1,597
Monte Rosa Therapeutics *	100	707
Morphic Holding *	74	4,198
Multiplan *	675	1,451
Myriad Genetics *	196	4,381
Neogen *	544	12,615
Neurocrine Biosciences *	245	24,963
Nevro *	87	2,174
NextGen Healthcare *	134	2,228
Nkarta *	89	204
Nurix Therapeutics *	106	1,029
Nuvalent, Cl A *	111	5,533
NuVasive *	131	5,399
Omnicell *	112	7,073
OptimizeRx *	41	572
OraSure Technologies *	176	831
ORIC Pharmaceuticals *	78	652
Orthofix Medical *	87	1,713
OrthoPediatrics *	39	1,628
Outset Medical *	116	2,387
Owens & Minor *	184	3,540
Paragon 28 *	96	1,696
Patterson	220	7,236

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
PDL BioPharma *(A)	64	$—
Penumbra *	94	28,516
PepGen *	48	288
PetIQ, Cl A *	68	1,138
Phreesia *	126	3,997
PMV Pharmaceuticals *	78	510
Prelude Therapeutics *	86	336
Prime Medicine *	69	1,040
PROCEPT BioRobotics *	107	3,685
Protagonist Therapeutics *	126	2,444
PTC Therapeutics *	179	7,221
Pulmonx *	80	1,120
Quanterix *	84	2,087
Quantum-Si *	239	930
QuidelOrtho *	122	10,653
RAPT Therapeutics *	67	1,601
Recursion Pharmaceuticals, Cl A *	290	4,095
Replimune Group *	103	2,170
ResMed	377	83,826
Rigel Pharmaceuticals *	431	595
RxSight *	57	1,902
Schrodinger *	147	7,690
Scilex Holding Co - Restricted *	122	1,240
Seagen *	476	91,287
Seer, Cl A *	101	511
Senseonics Holdings *	1,056	957
Seres Therapeutics *	238	1,145
Sharecare *	718	998
Shockwave Medical *	94	24,496
SI-BONE *	75	1,932
Sight Sciences *	72	634
Silk Road Medical *	93	2,124
Simulations Plus	40	1,992
SomaLogic *	381	933
Sotera Health *	248	4,707
SpringWorks Therapeutics *	118	3,703
STAAR Surgical *	120	6,572
STERIS PLC	255	57,515
Stryker	914	259,037
Surmodics *	34	1,090
Sutro Biopharma *	133	595
Syndax Pharmaceuticals *	146	3,113
Syneos Health, Cl A *	258	10,942
Tactile Systems Technology *	55	1,260
Tandem Diabetes Care *	162	5,657
Tango Therapeutics *	127	429
Teladoc Health *	407	12,116
Teleflex	121	30,392
TG Therapeutics *	334	6,910
TransMedics Group *	78	7,268
Travere Therapeutics *	176	3,025
Treace Medical Concepts *	103	2,347
Twist Bioscience *	138	3,359
Tyra Biosciences *	45	667
UFP Technologies *	18	3,504
United Therapeutics *	117	28,398

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Vanda Pharmaceuticals *	137	$792
Varex Imaging *	100	2,329
Vaxcyte *	159	7,642
Veeva Systems, Cl A *	373	76,174
Vera Therapeutics, Cl A *	66	1,239
Veracyte *	179	4,914
Veradigm *	267	3,610
Verve Therapeutics *	96	1,967
ViewRay *	427	10
Viking Therapeutics *	216	3,132
Viridian Therapeutics *	91	1,707
Vor BioPharma *	137	414
West Pharmaceutical Services	191	70,296
XOMA *	29	457
Y-mAbs Therapeutics *	83	505
Zimmer Biomet Holdings	543	75,015
Zimvie *	63	864
Zymeworks *	147	1,097
Zynex *	50	488

		4,124,127

INDUSTRIALS — 9.3%
3D Systems *	323	2,813
3M	1,424	158,776
AAON	111	11,684
AAR *	83	4,963
ABM Industries	164	7,590
ACCO Brands	229	1,395
Acuity Brands	80	13,219
ACV Auctions, Cl A *	308	5,387
Advanced Drainage Systems	177	21,592
AECOM	358	31,146
AeroVironment *	63	6,001
AerSale *	52	781
AGCO	161	21,429
Air Lease, Cl A	259	10,966
Air Transport Services Group *	142	2,863
Alamo Group	29	5,619
Alaska Air Group *	329	15,999
Albany International, Cl A	78	7,510
Alight, Cl A *	795	7,775
Allegiant Travel, Cl A	39	4,824
Allegion PLC	226	26,410
Allied Motion Technologies	34	1,323
Allison Transmission Holdings	229	13,440
Alta Equipment Group	59	953
Ameresco, Cl A *	80	4,657
American Airlines Group *	1,665	27,889
American Woodmark *	41	3,142
AMETEK	593	94,050
AO Smith	323	23,459
API Group *	558	16,048
Apogee Enterprises	55	2,724
Applied Industrial Technologies	98	14,209
ArcBest	60	6,979
Archer Aviation, Cl A *	333	2,241

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Arcosa	120	$9,262
Argan	32	1,217
Aris Water Solutions, Cl A	70	765
Armstrong World Industries	113	8,742
Array Technologies *	364	6,934
ASGN *	120	9,158
Astec Industries	56	2,766
Astronics *	64	1,343
Atkore *	101	16,026
Automatic Data Processing	1,067	263,826
Avis Budget Group *	100	22,029
Axon Enterprise *	177	32,910
AZEK, Cl A *	369	11,513
AZZ	61	2,704
Babcock & Wilcox Enterprises *	215	1,178
Barnes Group	120	4,716
Barrett Business Services	17	1,542
Beacon Roofing Supply *	123	10,537
Blink Charging *	125	800
Bloom Energy, Cl A *	446	7,966
Blue Bird *	52	1,089
BlueLinx Holdings *	22	2,073
Boise Cascade	98	10,142
Booz Allen Hamilton Holding, Cl A	336	40,683
Brady, Cl A	114	5,880
BrightView Holdings *	96	740
Brink’s	114	8,317
Broadridge Financial Solutions	302	50,712
Builders FirstSource *	350	50,550
CACI International, Cl A *	60	21,026
Cadre Holdings	40	931
Carlisle	132	36,590
Carrier Global	2,164	128,866
Casella Waste Systems, Cl A *	126	10,167
Caterpillar	1,335	354,002
CBIZ *	121	6,400
CECO Environmental *	73	879
Ceridian HCM Holding *	379	26,837
CH Robinson Worldwide	298	29,854
ChargePoint Holdings *	653	5,655
Chart Industries *	108	19,673
Cintas	224	112,457
CIRCOR International *	50	2,785
Clean Harbors *	131	21,780
Columbus McKinnon	71	3,006
Comfort Systems USA	90	15,657
Commercial Vehicle Group *	73	766
Concentrix	109	9,073
Concrete Pumping Holdings *	62	500
Conduent *	502	1,737
Construction Partners, Cl A *	100	2,940
Copart *	1,114	98,466
Core & Main, Cl A *	171	5,405
CoreCivic *	279	2,706
Covenant Logistics Group, Cl A	19	1,040

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
CRA International	17	$1,702
CSG Systems International	76	3,921
CSW Industrials	38	6,861
CSX	5,252	174,997
Cummins	360	93,888
Curtiss-Wright	99	18,945
Custom Truck One Source *	154	1,066
Daseke *	95	739
Deere	766	329,074
Delta Air Lines	1,657	76,653
Deluxe	108	2,051
Desktop Metal, Cl A *	606	1,102
Distribution Solutions Group *	47	2,606
Donaldson	312	19,603
Douglas Dynamics	56	1,739
Dover	360	52,549
Driven Brands Holdings *	156	4,036
Ducommun *	28	1,404
Dun & Bradstreet Holdings	555	6,560
DXP Enterprises *	37	1,405
Dycom Industries *	71	7,070
Eagle Bulk Shipping	32	1,478
Eaton PLC	1,028	211,069
EMCOR Group	121	26,020
Emerson Electric	1,474	134,650
Encore Wire	44	7,510
Energy Recovery *	127	3,871
Enerpac Tool Group, Cl A	141	3,875
EnerSys	101	10,940
Ennis	63	1,357
Enovix *	294	6,327
EnPro Industries	52	7,217
Enviri *	196	1,848
Eos Energy Enterprises *	271	667
Equifax	318	64,897
Esab	142	9,755
ESCO Technologies	64	6,435
ExlService Holdings *	81	11,417
Expeditors International of Washington	397	50,538
Exponent	126	11,287
Fastenal	1,475	86,450
Federal Signal	149	9,102
FedEx	598	161,430
First Advantage *	132	1,980
Flowserve	329	12,423
Fluence Energy, Cl A *	145	4,240
Fluor *	353	10,936
Forrester Research *	29	924
Fortive	912	71,455
Fortune Brands Innovations	330	23,453
Forward Air	66	7,843
Franklin Covey *	30	1,430
Franklin Electric	100	9,882
Frontier Group Holdings *	94	874
FTI Consulting *	85	14,889

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
FuelCell Energy *	1,020	$2,234
Gates Industrial PLC *	259	3,528
GATX	88	11,032
Genco Shipping & Trading	100	1,450
Generac Holdings *	157	24,131
GEO Group *	295	2,204
Gibraltar Industries *	77	4,980
Global Industrial	16	456
GMS *	104	7,664
Gorman-Rupp	57	1,807
Graco	431	34,191
GrafTech International	485	2,561
Granite Construction	109	4,461
Great Lakes Dredge & Dock *	161	1,352
Greenbrier	77	3,556
Griffon	119	4,965
GXO Logistics *	302	20,255
H&E Equipment Services	80	3,886
Hawaiian Holdings *	126	1,460
Hayward Holdings *	456	6,092
Healthcare Services Group	186	2,345
Heartland Express	117	1,913
HEICO	109	19,182
Heidrick & Struggles International	49	1,336
Helios Technologies	81	5,119
Herc Holdings	70	9,368
Heritage-Crystal Clean *	40	1,843
Hertz Global Holdings *	811	13,665
Hexcel	217	15,338
Hillenbrand	173	8,986
Hillman Solutions *	428	4,212
HireRight Holdings *	43	461
HNI	115	3,333
Honeywell International	1,728	335,457
Howmet Aerospace	1,057	54,055
Hub Group, Cl A *	81	7,301
Hubbell, Cl B	139	43,368
Hudson Technologies *	95	864
Huron Consulting Group *	48	4,539
Hyliion Holdings *	277	546
Hyster-Yale Materials Handling	15	716
ICF International	46	5,409
IDEX	195	44,033
IES Holdings *	49	2,809
Illinois Tool Works	787	207,233
Ingersoll Rand	1,046	68,272
Insperity	90	10,589
Insteel Industries	47	1,516
Interface, Cl A	143	1,397
ITT	213	21,215
Janus International Group *	208	2,375
JB Hunt Transport Services	213	43,439
JELD-WEN Holding *	209	3,722
JetBlue Airways *	821	6,379
Joby Aviation *	774	6,927

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
John Bean Technologies	79	$9,765
Johnson Controls International PLC	1,767	122,895
Kadant	29	6,463
Kaman	70	1,602
KBR	350	21,522
Kelly Services, Cl A	82	1,502
Kennametal	192	5,852
Kforce	48	3,045
Kirby *	149	12,141
Knight-Swift Transportation Holdings, Cl A	389	23,632
Korn Ferry	129	6,796
Landstar System	93	18,934
Legalzoom.com *	204	3,117
Lennox International	82	30,130
Leonardo DRS *	115	1,919
Lincoln Electric Holdings	146	29,304
Lindsay	28	3,711
Liquidity Services *	58	973
Lyft, Cl A *	794	10,092
Manitowoc *	86	1,558
ManpowerGroup	126	9,939
Marten Transport	144	3,263
Masco	581	35,255
MasTec *	157	18,487
Matson	89	8,318
Matthews International, Cl A	74	3,397
Maximus	151	12,648
Mayville Engineering *	34	411
McGrath RentCorp	61	5,879
MDU Resources Group	492	10,883
Mercury Systems *	143	5,431
Microvast Holdings *	348	999
Middleby *	132	20,044
Miller Industries	28	1,062
MillerKnoll	189	3,699
Montrose Environmental Group *	62	2,509
Moog, Cl A	71	7,486
MRC Global *	200	2,258
MSA Safety	96	15,936
MSC Industrial Direct, Cl A	115	11,606
Mueller Industries	139	11,267
Mueller Water Products, Cl A	386	6,211
MYR Group *	41	5,845
Nikola *	1,167	3,116
Nordson	133	33,464
Norfolk Southern	593	138,519
Northwest Pipe *	24	782
NOW *	274	3,121
NuScale Power *	85	644
NV5 Global *	31	3,396
nVent Electric PLC	417	22,051
Old Dominion Freight Line	245	102,775
Omega Flex	8	716
OPENLANE *	269	4,223

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Oshkosh	164	$15,099
Otis Worldwide	1,073	97,600
Owens Corning	233	32,618
PACCAR	1,329	114,467
Park Aerospace	50	727
Parker-Hannifin	330	135,303
Parsons *	261	12,899
Paychex	834	104,642
Paycom Software	134	49,414
Paycor HCM *	159	4,271
Paylocity Holding *	108	24,500
Pentair PLC	425	29,538
PGT Innovations *	144	4,120
Pitney Bowes	389	1,533
Planet Labs PBC *	400	1,488
Plug Power *	1,329	17,436
Powell Industries	23	1,398
Preformed Line Products	7	1,215
Primoris Services	132	4,192
Proterra *	445	752
Proto Labs *	66	2,188
Quanex Building Products	82	2,307
Quanta Services	367	73,995
Radiant Logistics *	93	716
RBC Bearings *	74	16,728
Regal Rexnord	171	26,707
Republic Services, Cl A	533	80,542
Resideo Technologies *	363	6,795
Resources Connection	80	1,278
REV Group	75	970
Robert Half	271	20,095
Rocket Lab USA *	659	4,857
Rockwell Automation	296	99,542
Rollins	657	26,825
Rush Enterprises, Cl A	105	6,791
RXO *	289	6,372
Ryder System	114	11,645
Saia *	69	29,197
Schneider National, Cl B	144	4,437
Science Applications International	139	16,866
Sensata Technologies Holding PLC	392	16,562
SES AI *	325	1,021
Shoals Technologies Group, Cl A *	336	8,723
Shyft Group	80	1,154
Simpson Manufacturing	110	17,380
SiteOne Landscape Supply *	115	19,550
SkyWest *	121	5,323
Snap-on	135	36,779
Southwest Airlines	1,532	52,333
SP Plus *	47	1,807
Spirit AeroSystems Holdings, Cl A	263	8,369
Spirit Airlines	272	4,978
SPX Technologies *	112	9,476

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
SS&C Technologies Holdings	565	$32,911
Standex International	29	4,309
Stanley Black & Decker	394	39,112
Steelcase, Cl A	209	1,791
Stem *	350	2,475
Stericycle *	231	9,815
Sterling Check *	205	2,462
Sterling Infrastructure *	74	4,439
Sun Country Airlines Holdings *	80	1,725
SunPower, Cl A *	215	2,122
Sunrun *	525	9,965
TaskUS, Cl A *	67	808
Tennant	46	3,691
Terex	165	9,674
Tetra Tech	137	23,182
Thermon Group Holdings *	83	2,292
Timken	168	15,600
Titan International *	129	1,611
Titan Machinery *	51	1,628
Toro	268	27,242
TPI Composites *	104	618
Trane Technologies PLC	591	117,869
Transcat *	18	1,510
TransDigm Group	138	124,161
TransUnion	498	39,686
Trex *	280	19,359
TriNet Group *	140	14,732
Trinity Industries	202	5,296
Triumph Group *	161	2,037
TrueBlue *	75	1,121
TTEC Holdings	48	1,653
TuSimple Holdings, Cl A *	347	812
Tutor Perini *	105	887
Uber Technologies *	4,944	244,530
UFP Industries	155	15,928
U-Haul Holding *	19	1,156
UniFirst	37	6,005
Union Pacific	1,580	366,592
United Airlines Holdings *	843	45,783
United Parcel Service, Cl B	1,876	351,056
United Rentals	179	83,178
Univar Solutions *	405	14,637
Universal Logistics Holdings	18	560
Upwork *	292	3,046
Valmont Industries	54	14,297
Velo3D *	229	524
Verisk Analytics, Cl A	397	90,889
Veritiv	32	4,484
Verra Mobility, Cl A *	361	7,577
Vertiv Holdings, Cl A	796	20,704
Viad *	50	1,411
Vicor *	56	5,167
Virgin Galactic Holdings *	549	2,350
VSE	27	1,451
Wabash National	117	2,771
Waste Management	1,012	165,755

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Watsco	85	$32,146
Watts Water Technologies, Cl A	68	12,684
Werner Enterprises	147	6,912
WESCO International	113	19,839
Westinghouse Air Brake
Technologies	462	54,719
Willdan Group *	31	626
WillScot Mobile Mini Holdings, Cl A *	521	24,982
Woodward	144	17,335
WW Grainger	115	84,926
XPO *	293	20,287
Xylem	615	69,391
Zurn Elkay Water Solutions	363	11,050

		9,420,597

INFORMATION TECHNOLOGY — 30.5%
8x8 *	271	1,285
908 Devices *	58	404
A10 Networks	172	2,669
Accenture PLC, Cl A	1,711	541,275
ACI Worldwide *	268	6,215
ACM Research, Cl A *	113	1,480
Adeia	260	3,125
Adobe *	1,179	643,934
ADTRAN Holdings	178	1,732
Advanced Energy Industries	93	11,642
Advanced Micro Devices *	4,139	473,450
Aehr Test Systems *	66	3,443
Agilysys *	60	4,418
Akamai Technologies *	398	37,611
Akoustis Technologies *	172	411
Alarm.com Holdings *	118	6,515
Alkami Technology *	90	1,519
Allegro MicroSystems *	175	9,032
Alpha & Omega Semiconductor *	55	1,808
Altair Engineering, Cl A *	129	9,667
Alteryx, Cl A *	147	6,095
Ambarella *	94	7,841
Amdocs	313	29,309
American Software, Cl A	79	911
Amkor Technology	205	5,963
Amphenol, Cl A	1,530	135,114
Amplitude, Cl A *	125	1,447
Analog Devices	1,304	260,187
ANSYS *	222	75,946
Appfolio, Cl A *	47	8,488
Appian, Cl A *	102	5,255
Apple	40,930	8,040,699
Applied Digital *	136	1,303
Applied Materials	2,179	330,315
AppLovin, Cl A *	250	7,850
Arista Networks *	612	94,915
Arlo Technologies *	207	2,352
Arrow Electronics *	150	21,381
Asana, Cl A *	198	4,807

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Aspen Technology *	72	$12,802
Atlassian, Cl A *	386	70,229
Aurora Innovation, Cl A *	776	2,545
Autodesk *	554	117,442
AvePoint *	278	1,724
Aviat Networks *	28	856
Avid Technology *	101	2,408
Avnet	228	11,058
Axcelis Technologies *	83	16,640
Badger Meter	73	12,019
Belden	106	10,244
Benchmark Electronics	86	2,280
Bentley Systems, Cl B	556	29,957
BigCommerce Holdings *	154	1,665
BILL Holdings *	263	32,964
Black Knight *	392	27,565
Blackbaud *	107	8,073
BlackLine *	123	7,144
Box, Cl A *	349	10,906
Braze, Cl A *	115	5,228
Brightcove *	101	453
Broadcom	1,056	948,974
C3.ai, Cl A *	222	9,324
Cadence Design Systems *	699	163,573
Calix *	146	6,586
Cambium Networks *	30	486
CCC Intelligent Solutions Holdings *	323	3,559
CDW	350	65,474
Cerence *	98	2,725
CEVA *	57	1,548
Ciena *	380	16,036
Cirrus Logic *	139	11,231
Cisco Systems	10,582	550,687
Cleanspark *	179	1,076
Clear Secure, Cl A	202	4,789
Clearfield *	33	1,542
Clearwater Analytics Holdings, Cl A *	147	2,533
Cloudflare, Cl A *	729	50,133
Cognex	446	24,361
Cognizant Technology Solutions, Cl A	1,317	86,962
Coherent *	306	14,498
Cohu *	117	5,107
CommScope Holding *	516	2,322
CommVault Systems *	110	8,572
Comtech Telecommunications	64	650
Confluent, Cl A *	429	14,818
Consensus Cloud Solutions *	46	1,491
CoreCard *	16	384
Corsair Gaming *	105	1,940
Couchbase *	73	1,218
Crane NXT	120	7,098
Credo Technology Group Holding *	236	4,005

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Crowdstrike Holdings, Cl A *	554	$89,560
CS Disco *	74	721
CTS	78	3,481
Daktronics *	91	654
Datadog, Cl A *	671	78,319
Dell Technologies, Cl C	638	33,763
Digi International *	87	3,648
Digimarc *	35	1,036
Digital Turbine *	237	2,569
DigitalOcean Holdings *	145	7,180
Diodes *	111	10,488
DocuSign, Cl A *	516	27,771
Dolby Laboratories, Cl A	149	13,203
Domo, Cl B *	73	1,305
DoubleVerify Holdings *	255	10,735
Dropbox, Cl A *	687	18,515
DXC Technology *	585	16,175
Dynatrace *	553	30,244
DZS *	55	207
E2open Parent Holdings *	601	3,095
Eastman Kodak *	156	856
Ebix	61	1,889
Elastic *	192	12,758
Enfusion, Cl A *	69	749
EngageSmart *	108	2,048
Enphase Energy *	343	52,078
Entegris	385	42,187
Envestnet *	129	7,995
EPAM Systems *	146	34,574
ePlus *	66	3,719
Everbridge *	100	3,084
EverCommerce *	53	619
Evolv Technologies Holdings *	193	1,270
Expensify, Cl A *	80	645
Extreme Networks *	318	8,456
F5 *	154	24,369
Fabrinet *	91	11,251
Fair Isaac *	64	53,630
FARO Technologies *	47	780
Fastly, Cl A *	284	5,217
First Solar *	258	53,509
Five9 *	182	15,970
ForgeRock, Cl A *	109	2,251
FormFactor *	192	7,135
Fortinet *	1,684	130,880
Freshworks, Cl A *	331	6,176
Gartner *	184	65,061
Gen Digital	1,503	29,233
Gitlab, Cl A *	197	9,777
GLOBALFOUNDRIES *	189	12,037
GoDaddy, Cl A *	396	30,528
Grid Dynamics Holdings *	133	1,386
Guidewire Software *	209	17,727
Hackett Group	59	1,372
Harmonic *	273	4,073
Hewlett Packard Enterprise	3,343	58,101

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
HP	2,543	$83,487
HubSpot *	121	70,247
Ichor Holdings *	72	2,788
Impinj *	63	4,197
indie Semiconductor, Cl A *	257	2,436
Infinera *	553	2,488
Informatica, Cl A *	277	5,274
Information Services Group	85	438
Insight Enterprises *	84	12,322
Instructure Holdings *	36	978
Intapp *	97	3,983
Intel	10,749	384,492
InterDigital	73	6,766
International Business Machines	2,347	338,391
Intuit	705	360,749
IonQ *	343	6,603
IPG Photonics *	74	9,727
Iteris *	106	441
Itron *	113	8,890
Jabil	329	36,410
Jamf Holding *	117	2,541
Juniper Networks	828	23,018
Keysight Technologies *	457	73,614
Kimball Electronics *	60	1,751
KLA	358	183,994
Knowles *	225	4,111
Kulicke & Soffa Industries	138	8,263
Kyndryl Holdings *	566	7,732
Lam Research	347	249,316
Lattice Semiconductor *	352	32,011
Lightwave Logic *	283	1,902
Littelfuse	63	19,190
LivePerson *	178	846
LiveRamp Holdings *	159	4,538
Lumentum Holdings *	167	8,744
Luna Innovations *	80	723
MACOM Technology Solutions Holdings *	136	9,509
Manhattan Associates *	159	30,309
Marathon Digital Holdings *	407	7,070
Marvell Technology	2,205	143,612
Matterport *	608	2,061
MaxLinear, Cl A *	181	4,465
MeridianLink *	49	1,095
Methode Electronics	86	2,893
Microchip Technology	1,389	130,483
Micron Technology	2,819	201,248
Microsoft	18,982	6,376,434
MicroStrategy, Cl A *	24	10,509
MicroVision *	439	1,756
Mirion Technologies, Cl A *	502	3,790
Mitek Systems *	108	1,103
MKS Instruments	149	16,266
Model N *	90	2,999
MongoDB, Cl A *	174	73,672
Monolithic Power Systems	116	64,901

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Motorola Solutions	431	$123,538
N-Able *	142	1,998
Napco Security Technologies	83	3,111
National Instruments	337	19,883
Navitas Semiconductor, Cl A *	250	2,645
nCino *	151	4,885
NCR *	334	8,978
NetApp	552	43,062
NETGEAR *	69	941
NetScout Systems *	171	4,779
New Relic *	157	13,185
nLight *	109	1,570
Nutanix, Cl A *	592	17,878
NVE	12	951
NVIDIA	6,137	2,867,759
Okta, Cl A *	386	29,668
Olo, Cl A *	243	1,910
ON Semiconductor *	1,111	119,710
ON24	100	885
OneSpan *	91	1,250
Onto Innovation *	125	15,540
Oracle	4,005	469,506
OSI Systems *	39	4,650
PagerDuty *	215	5,573
Palantir Technologies, Cl A *	4,523	89,736
Palo Alto Networks *	770	192,469
PAR Technology *	65	2,248
PC Connection	29	1,404
PDF Solutions *	76	3,495
Pegasystems	98	5,170
Perficient *	85	5,422
Photronics *	144	3,809
Plexus *	68	6,697
Power Integrations	140	13,600
PowerSchool Holdings, Cl A *	125	3,021
Procore Technologies *	308	23,362
Progress Software	107	6,426
PROS Holdings *	104	3,952
PTC *	284	41,410
Pure Storage, Cl A *	744	27,521
Q2 Holdings *	139	4,930
Qorvo *	257	28,275
QUALCOMM	2,883	381,046
Qualys *	91	12,631
Rambus *	277	17,343
Rapid7 *	147	6,749
Ribbon Communications *	349	1,110
Rimini Street *	129	351
RingCentral, Cl A *	212	8,768
Riot Platforms *	393	7,278
Rogers *	46	7,756
Roper Technologies	273	134,603
Salesforce *	2,499	562,300
Samsara, Cl A *	266	7,432
Sanmina *	143	8,789
ScanSource *	63	1,896

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Seagate Technology Holdings PLC	532	$33,782
SEMrush Holdings, Cl A *	76	806
Semtech *	159	4,643
SentinelOne, Cl A *	504	8,402
ServiceNow *	522	304,326
Silicon Laboratories *	78	11,633
SiTime *	40	5,160
Skyworks Solutions	410	46,892
SMART Global Holdings *	117	3,112
SmartRent, Cl A *	389	1,548
Smartsheet, Cl A *	317	14,075
Snowflake, Cl A *	724	128,662
SolarWinds *	93	980
SoundThinking *	21	477
Splunk *	391	42,357
Sprinklr, Cl A *	181	2,541
Sprout Social, Cl A *	115	6,571
SPS Commerce *	94	16,957
Squarespace *	92	3,049
Super Micro Computer *	119	39,302
Synaptics *	98	8,850
Synopsys *	392	177,106
TD SYNNEX	116	11,450
Teledyne Technologies *	120	46,144
Tenable Holdings *	273	13,284
Teradata *	250	14,213
Teradyne	403	45,515
Texas Instruments	2,346	422,280
Thoughtworks Holding *	227	1,609
Trimble *	636	34,217
TTM Technologies *	211	3,030
Twilio, Cl A *	452	29,846
Tyler Technologies *	107	42,439
Ubiquiti	10	1,777
UiPath, Cl A *	975	17,628
Ultra Clean Holdings *	110	4,191
Unisys *	165	898
Unity Software *	581	26,633
Universal Display	113	16,484
Varonis Systems, Cl B *	261	7,491
Veeco Instruments *	118	3,323
Verint Systems *	160	5,979
VeriSign *	268	56,535
Veritone *	80	369
Vertex, Cl A *	97	2,014
ViaSat *	182	5,631
Viavi Solutions *	560	6,087
Vishay Intertechnology	323	9,093
Vishay Precision Group *	29	1,085
VMware, Cl A *	558	87,921
Vontier	388	12,001
Vuzix *	148	781
Western Digital *	813	34,601
Wolfspeed *	320	21,088
Workday, Cl A *	521	123,545
Workiva, Cl A *	117	12,319

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Xerox Holdings	371	$5,929
Xperi *	103	1,351
Yext *	244	2,372
Zebra Technologies, Cl A *	133	40,959
Zeta Global Holdings, Cl A *	351	3,236
Zoom Video Communications, Cl A *	562	41,223
Zscaler *	224	35,925
Zuora, Cl A *	318	3,730

		30,815,663

MATERIALS — 3.1%
5E Advanced Materials *	76	267
AdvanSix	66	2,647
Air Products and Chemicals	565	172,511
Albemarle	302	64,109
Alcoa	457	16,539
Alpha Metallurgical Resources	32	5,543
American Vanguard	70	1,264
Amyris *	617	547
AptarGroup	169	20,527
Arch Resources	41	5,266
Arconic *	245	7,323
Ardagh Metal Packaging	357	1,349
Ashland	136	12,425
Aspen Aerogels *	171	1,426
ATI *	320	15,258
Avery Dennison	206	37,906
Avient	213	8,633
Axalta Coating Systems *	570	18,240
Balchem	80	10,779
Ball	808	47,422
Berry Global Group	314	20,589
Cabot	140	9,940
Carpenter Technology	119	7,123
Celanese, Cl A	280	35,109
Century Aluminum *	198	1,841
CF Industries Holdings	504	41,368
Chase	18	2,266
Chemours	367	13,572
Clearwater Paper *	41	1,321
Cleveland-Cliffs *	1,308	23,086
Coeur Mining *	731	2,252
Commercial Metals	298	17,052
Compass Minerals International	103	3,901
Corteva	1,842	103,944
Crown Holdings	308	28,570
Danimer Scientific *	225	632
Dow	1,821	102,832
DuPont de Nemours	1,183	91,836
Eagle Materials	93	17,146
Eastman Chemical	305	26,102
Ecolab	655	119,957
Ecovyst *	237	2,913
Element Solutions	556	11,654
FMC	322	30,986

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS— continued
Freeport-McMoRan	3,649	$162,928
FutureFuel	65	632
Ginkgo Bioworks Holdings *	2,972	7,460
Glatfelter *	108	367
Graphic Packaging Holding	785	18,997
Greif, Cl A	62	4,586
Hawkins	48	2,244
Haynes International	31	1,555
HB Fuller	135	9,994
Hecla Mining	1,421	8,185
Huntsman	439	13,069
Ingevity *	93	5,954
Innospec	62	6,643
International Flavors & Fragrances	659	55,758
International Paper	896	32,310
Intrepid Potash *	22	605
Kaiser Aluminum	39	3,167
Knife River *	123	5,347
Koppers Holdings	50	1,913
Kronos Worldwide	55	514
Linde PLC	1,261	492,635
Livent *	449	11,054
Louisiana-Pacific	178	13,551
LSB Industries *	121	1,352
LyondellBasell Industries, Cl A	668	66,039
Martin Marietta Materials	159	70,987
Materion	51	6,076
Mativ Holdings	135	2,131
Minerals Technologies	81	4,969
Mosaic	867	35,339
MP Materials *	366	8,729
Myers Industries	91	1,785
NewMarket	18	8,131
Newmont	2,052	88,072
Nucor	649	111,686
O-I Glass *	382	8,771
Olympic Steel	25	1,395
Origin Materials *	253	1,133
Packaging Corp of America	226	34,657
Pactiv Evergreen	95	818
Perimeter Solutions *	379	2,107
Piedmont Lithium *	45	2,469
PPG Industries	608	87,491
PureCycle Technologies *	292	3,457
Quaker Chemical	35	7,013
Ramaco Resources, Cl A	62	570
Ramaco Resources, Cl B	12	176
Ranpak Holdings, Cl A *	184	1,179
Rayonier Advanced Materials *	155	733
Reliance Steel & Aluminum	151	44,222
Royal Gold	170	20,424
RPM International	330	34,092
Ryerson Holding	60	2,549
Schnitzer Steel Industries, Cl A	64	2,317
Scotts Miracle-Gro, Cl A	104	7,284

COMMON STOCK — continued

	Shares	Value
MATERIALS— continued
Sealed Air	369	$16,834
Sensient Technologies	105	6,724
Sherwin-Williams	616	170,324
Silgan Holdings	209	9,165
Sonoco Products	251	14,719
Southern Copper	221	19,324
Steel Dynamics	416	44,337
Stepan	53	5,078
Summit Materials, Cl A *	297	10,746
SunCoke Energy	208	1,847
Sylvamo	90	4,416
TimkenSteel *	95	2,214
Tredegar	63	436
TriMas	103	2,653
Trinseo PLC	86	1,515
Tronox Holdings PLC, Cl A	288	3,828
United States Lime & Minerals	5	1,028
United States Steel	579	14,765
Vulcan Materials	343	75,632
Warrior Met Coal	129	5,708
Westlake	80	11,000
WestRock	654	21,772
Worthington Industries	77	5,746

		3,143,405

REAL ESTATE — 3.3%
Acadia Realty Trust ‡	241	3,786
Agree Realty ‡	229	14,835
Alexander & Baldwin ‡	181	3,475
Alexander’s ‡	5	967
Alexandria Real Estate Equities ‡	443	55,676
American Assets Trust ‡	122	2,745
American Homes 4 Rent, Cl A ‡	862	32,308
American Tower ‡	1,198	227,991
Americold Realty Trust ‡	698	22,629
Anywhere Real Estate *	268	2,246
Apartment Income ‡	374	12,918
Apartment Investment and
Management, Cl A ‡	345	2,874
Apple Hospitality ‡	536	8,308
Armada Hoffler Properties ‡	167	2,074
AvalonBay Communities ‡	361	68,103
Boston Properties ‡	405	26,985
Braemar Hotels & Resorts ‡	132	488
Brandywine Realty Trust ‡	423	2,136
Brixmor Property Group ‡	773	17,578
Broadstone Net Lease, Cl A ‡	435	7,090
BRT Apartments ‡	29	565
Camden Property Trust ‡	272	29,672
CareTrust ‡	246	5,114
CBL & Associates Properties ‡	64	1,393
CBRE Group, Cl A *	796	66,315
Centerspace ‡	37	2,299
Chatham Lodging Trust ‡	120	1,152
Community Healthcare Trust ‡	61	2,150
Compass, Cl A *	752	3,151

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
Corporate Office Properties Trust ‡	282	$7,332
CoStar Group *	1,041	87,413
Cousins Properties ‡	379	9,259
Crown Castle ‡	1,118	121,068
CTO Realty Growth ‡	52	910
CubeSmart ‡	577	25,019
Cushman & Wakefield PLC *	475	4,669
DiamondRock Hospitality ‡	520	4,420
Digital Realty Trust ‡	753	93,839
DigitalBridge Group	396	6,348
Diversified Healthcare Trust ‡	602	1,258
Douglas Elliman	182	401
Douglas Emmett ‡	430	6,321
Easterly Government Properties, Cl A ‡	222	3,277
EastGroup Properties ‡	111	19,667
Elme Communities ‡	218	3,542
Empire State Realty Trust, Cl A ‡	329	2,945
EPR Properties ‡	187	8,348
Equinix ‡	240	194,381
Equity Commonwealth ‡	268	5,250
Equity LifeStyle Properties ‡	461	32,814
Equity Residential ‡	962	63,434
Essential Properties Realty Trust ‡	359	8,813
Essex Property Trust ‡	166	40,429
eXp World Holdings	190	4,739
Extra Space Storage ‡	540	75,368
Farmland Partners ‡	125	1,436
Federal Realty Investment Trust ‡	209	21,218
First Industrial Realty Trust ‡	340	17,578
Forestar Group *	46	1,356
Four Corners Property Trust ‡	214	5,628
FRP Holdings *	15	861
Gaming and Leisure Properties ‡	649	30,802
Getty Realty ‡	106	3,426
Gladstone Commercial ‡	100	1,330
Gladstone Land ‡	83	1,389
Global Medical ‡	156	1,544
Global Net Lease ‡	261	2,790
Healthpeak Properties ‡	1,408	30,737
Hersha Hospitality Trust, Cl A ‡	84	526
Highwoods Properties ‡	261	6,595
Host Hotels & Resorts ‡	1,825	33,580
Howard Hughes *	124	10,469
Hudson Pacific Properties ‡	347	2,037
Independence Realty Trust ‡	561	9,559
InvenTrust Properties ‡	169	4,113
Invitation Homes ‡	1,578	56,019
Iron Mountain ‡	746	45,804
JBG SMITH Properties ‡	285	4,768
Jones Lang LaSalle *	122	20,319
Kennedy-Wilson Holdings	295	4,868
Kilroy Realty ‡	291	10,389
Kimco Realty ‡	1,566	31,727
Kite Realty Group Trust ‡	548	12,538
Lamar Advertising, Cl A ‡	224	22,109

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
LTC Properties ‡	102	$3,423
LXP Industrial Trust, Cl B ‡	718	7,230
Macerich ‡	537	6,847
Marcus & Millichap	62	2,274
Mid-America Apartment Communities ‡	300	44,898
National Health Investors ‡	104	5,711
National Storage Affiliates Trust ‡	211	7,130
Necessity Retail ‡	336	2,386
NETSTREIT ‡	145	2,594
Newmark Group, Cl A	352	2,436
NexPoint Residential Trust ‡	57	2,369
NNN REIT ‡	466	19,889
Office Properties Income Trust ‡	120	924
Omega Healthcare Investors ‡	605	19,300
One Liberty Properties ‡	40	817
Opendoor Technologies *	1,214	6,204
Orion Office REIT ‡	131	852
Outfront Media ‡	356	5,504
Paramount Group ‡	448	2,348
Park Hotels & Resorts ‡	546	7,442
Pebblebrook Hotel Trust ‡	312	4,820
Phillips Edison ‡	294	10,381
Piedmont Office Realty Trust, Cl A ‡	307	2,284
Plymouth Industrial ‡	107	2,436
Postal Realty Trust, Cl A ‡	47	708
PotlatchDeltic ‡	197	10,541
Prologis ‡	2,381	297,011
Public Storage ‡	409	115,236
Rayonier ‡	368	12,188
RE/MAX Holdings, Cl A	43	848
Realty Income ‡	1,709	104,207
Redfin *	265	3,970
Regency Centers ‡	440	28,833
Retail Opportunity Investments ‡	304	4,478
Rexford Industrial Realty ‡	519	28,592
RLJ Lodging Trust ‡	399	4,110
RMR Group, Cl A	38	896
RPT Realty ‡	214	2,326
Ryman Hospitality Properties ‡	134	12,769
Sabra Health Care ‡	573	7,443
Safehold ‡	118	2,918
Saul Centers ‡	33	1,272
SBA Communications, Cl A ‡	277	60,649
Seritage Growth Properties *‡	95	892
Service Properties Trust ‡	407	3,455
Simon Property Group ‡	839	104,539
SITE Centers ‡	475	6,674
SL Green Realty ‡	159	6,000
Spirit MTA ‡(A)	11	—
Spirit Realty Capital ‡	364	14,680
St. Joe	143	9,078
STAG Industrial ‡	463	16,807
Summit Hotel Properties ‡	262	1,687
Sun Communities ‡	316	41,175

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
Sunstone Hotel Investors ‡	520	$5,299
Tanger Factory Outlet Centers ‡	255	5,970
Tejon Ranch *	65	1,145
Terreno Realty ‡	201	11,927
UDR ‡	847	34,625
UMH Properties ‡	136	2,264
Uniti Group ‡	579	3,231
Urban Edge Properties ‡	286	4,865
Urstadt Biddle Properties, Cl A ‡	71	1,610
Ventas ‡	1,030	49,976
Veris Residential ‡	225	4,203
VICI Properties, Cl A ‡	2,593	81,642
Vornado Realty Trust ‡	420	9,442
Welltower ‡	1,270	104,331
Weyerhaeuser ‡	1,889	64,339
Whitestone, Cl B ‡	117	1,207
WP Carey ‡	539	36,399
Xenia Hotels & Resorts ‡	277	3,518
Zillow Group, Cl C *	404	21,881

		3,376,157

UTILITIES — 2.8%
AES	1,725	37,312
ALLETE	144	8,270
Alliant Energy	649	34,877
Altus Power, Cl A *	193	1,314
Ameren	674	57,742
American Electric Power	1,330	112,704
American States Water	92	8,134
American Water Works	503	74,157
Artesian Resources, Cl A	21	957
Atmos Energy	372	45,276
Avangrid	178	6,600
Avista	187	7,226
Black Hills	166	10,015
California Water Service Group	139	7,370
CenterPoint Energy	1,627	48,956
Chesapeake Utilities	43	5,084
Clearway Energy, Cl C	203	5,361
CMS Energy	757	46,230
Consolidated Edison	918	87,082
Constellation Energy	847	81,863
Dominion Energy	2,159	115,614
DTE Energy	528	60,350
Duke Energy	1,991	186,397
Edison International	990	71,240
Entergy	545	55,972
Essential Utilities	683	28,884
Evergy	586	35,142
Eversource Energy	899	65,025
Exelon	2,568	107,497
FirstEnergy	1,496	58,927
Hawaiian Electric Industries	273	10,480
IDACORP	126	12,955
MGE Energy	91	7,302
Middlesex Water	44	3,539

COMMON STOCK — continued

	Shares	Value
UTILITIES— continued
Montauk Renewables *	109	$954
National Fuel Gas	221	11,737
New Jersey Resources	243	10,862
NextEra Energy	5,207	381,673
NextEra Energy Partners	218	11,870
NiSource	1,063	29,594
Northwest Natural Holding	89	3,824
NorthWestern	149	8,414
NRG Energy	579	21,996
OGE Energy	517	18,690
ONE Gas	137	10,841
Ormat Technologies	150	12,195
Otter Tail	94	7,615
PG&E *	4,508	79,386
Pinnacle West Capital	293	24,266
PNM Resources	214	9,592
Portland General Electric	223	10,630
PPL	1,906	52,472
Public Service Enterprise Group	1,290	81,425
Pure Cycle *	58	715
Sempra	814	121,302
SJW Group	70	4,932
Southern	2,811	203,348
Southwest Gas Holdings	177	11,671
Spire	128	8,137
Star Group	74	1,003
Sunnova Energy International *	283	4,998
UGI	539	14,548
Unitil	40	2,082
Vistra	950	26,657
WEC Energy Group	815	73,236
Xcel Energy	1,422	89,202
York Water	36	1,488

		2,857,209

Total Common Stock (Cost $85,888,574)		96,241,843

RIGHTS — 0.0%
	Number Of Rights
AbioMed*‡‡	101	—
Achillion Pharmaceuticals*‡‡(A)	78	78
Akouos*‡‡	41	—
Alibero Pharma*‡‡	36	77
Cincor Pharma*‡‡	31	901
Concert Pharmaceuticals*‡‡	89	33
Flexion Therapeutics*‡‡(A)	42	—
Prevail Therapeutics*‡‡(A)	16	—
Progenics Pharmaceuticals*‡‡(A)	45	—
Radius Health*‡‡(A)	82	—
		—

Total Rights (Cost $–)		1,089

Total Investments in Securities— 95.3% (Cost $85,888,574)		$96,242,932

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

Percentages are based on Net Assets of $100,978,750.

*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration Date or Rate unavailable.
(A)	Level 3 security in accordance with fair value hierarchy.

A list of the open OTC swap agreements held by the Fund at July 31, 2023, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation
Wells Fargo	WFCBL2N41 Custom Basket*	FEDL01+ 0.450%	Asset Return	Annually	05/07/2024	USD	$4,181,236	$182,474	$–	$182,474

*The following table represents the individual common stock exposures comprising the WFCBL2N41 Custom Basket Total Return Swaps as of July 31, 2023:

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
242	3M Co	9,814	428	0.2
291	Accenture PLC	33,463	1,460	0.8
323	Activision Blizzard Inc	10,909	476	0.3
200	Adobe Inc	39,805	1,737	1.0
703	Advanced Micro Devices Inc	29,260	1,277	0.7
243	Aflac Inc	6,401	279	0.2
96	Air Products And Chemicals Inc	10,669	466	0.3
169	Airbnb Inc	9,385	410	0.2
2,609	Alphabet Inc, Class A	125,998	5,499	3.0
2,277	Alphabet Inc, Class C	110,286	4,813	2.6
226	American Electric Power Co Inc	6,971	304	0.2
327	American Express Co	20,090	877	0.5
323	American International Group Inc	7,095	310	0.2
204	American Tower Corp	14,096	615	0.3
101	Ametek Inc	5,820	254	0.1
260	Amphenol Corp	8,353	365	0.2
221	Analog Devices Inc	16,079	702	0.4
89	Aon PLC	10,336	451	0.2
6,954	Apple Inc	497,062	21,692	11.9
370	Applied Materials Inc	20,422	891	0.5
239	Archer-Daniels-Midland Co	7,398	323	0.2
92	Arthur J Gallagher & Co	7,207	315	0.2
3,133	AT&T Inc	16,550	722	0.4
94	Autodesk Inc	7,264	317	0.2
181	Automatic Data Processing Inc	16,316	712	0.4
8	Autozone Inc	7,274	317	0.2
3,515	Bank Of America Corp	40,923	1,786	1.0
353	Bank Of New York Mellon Corp/The	5,825	254	0.1
125	Becton Dickinson & Co	12,637	551	0.3
569	Berkshire Hathaway Inc	72,873	3,180	1.7
65	Blackrock Inc	17,492	763	0.4
309	Blackstone Inc	11,794	515	0.3
236	Block Inc	6,908	301	0.2
16	Booking Holdings Inc	17,751	775	0.4
627	Boston Scientific Corp	11,836	517	0.3
119	Cadence Design Systems Inc	10,117	442	0.2
165	Capital One Financial Corp	7,033	307	0.2
366	Carrier Global Corp	7,932	346	0.2
227	Caterpillar Inc	21,884	955	0.5
738	Charles Schwab Corp/The	17,760	775	0.4
46	Charter Communications Inc	6,790	296	0.2
106	Cheniere Energy Inc	6,233	272	0.1
838	Chevron Corp	49,924	2,179	1.2
12	Chipotle Mexican Grill Inc	8,616	376	0.2
181	Chubb Ltd	13,440	587	0.3

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
38	Cintas Corp	6,955	304	0.2
1,798	Cisco Systems Inc	34,040	1,486	0.8
853	Citigroup Inc	14,790	645	0.4
157	Cme Group Inc	11,401	498	0.3
1,891	Coca-Cola Co/The	42,614	1,860	1.0
365	Colgate-Palmolive Co	10,124	442	0.2
1,836	Comcast Corp	30,228	1,319	0.7
535	Conocophillips	22,937	1,001	0.7
156	Consolidated Edison Inc	5,383	235	0.1
73	Constellation Brands Inc	7,233	316	0.2
189	Copart Inc	6,088	266	0.1
313	Corteva Inc	6,427	280	0.2
190	Crown Castle Inc	7,477	326	0.2
892	CSX Corp	10,819	472	0.3
61	Cummins Inc	5,801	253	0.1
130	Deere & Co	20,348	888	0.5
286	Devon Energy Corp	5,611	245	0.1
167	Dexcom Inc	7,587	331	0.2
96	Dollar General Corp	5,903	258	0.1
97	Dollar Tree Inc	5,444	238	0.1
367	Dominion Energy Inc	7,147	312	0.2
309	Dow Inc	6,357	277	0.2
133	Dr Horton Inc	6,138	268	0.1
338	Duke Energy Corp	11,525	503	0.3
175	Eaton Corp PLC	13,049	569	0.3
111	Ecolab Inc	7,412	323	0.2
265	Edwards Lifesciences Corp	7,900	345	0.2
113	Electronic Arts Inc	5,617	245	0.1
250	Emerson Electric Co	8,325	363	0.2
258	Eog Resources Inc	12,420	542	0.3
41	Equinix Inc	11,983	523	0.3
436	Exelon Corp	6,644	290	0.2
1,788	Exxon Mobil Corp	69,752	3,044	1.6
251	Fastenal Co	5,346	233	0.1
102	Fedex Corp	9,986	436	0.2
258	Fidelity National Information Services Inc	5,669	247	0.1
274	Fiserv Inc	12,575	549	0.3
1,719	Ford Motor Co	8,261	360	0.2
286	Fortinet Inc	8,091	353	0.2
620	Freeport-Mcmoran Inc	10,072	440	0.2
258	General Mills Inc	7,005	306	0.2
612	General Motors Co	8,544	373	0.2
548	Gilead Sciences Inc	15,188	663	0.4
147	Goldman Sachs Group Inc/The	19,010	830	0.5
64	Hershey Co/The	5,424	237	0.1
122	Hess Corp	6,714	293	0.2
115	Hilton Worldwide Holdings Inc	6,502	284	0.2
445	Home Depot Inc/The	54,101	2,361	1.3
294	Honeywell International Inc	20,742	905	0.5
36	Idexx Laboratories Inc	7,288	318	0.2
134	Illinois Tool Works Inc	12,814	559	0.3
1,819	Intel Corp	23,672	1,033	0.6
399	International Business Machines Corp	20,918	913	0.5
120	Intuit Inc	22,324	974	0.5
153	Intuitive Surgical Inc	18,073	789	0.4
81	Iqvia Holdings Inc	6,593	288	0.2
300	Johnson Controls International PLC	7,598	332	0.2
1,282	JPMorgan Chase & Co	73,701	3,216	1.8
148	Kimberly-Clark Corp	6,963	304	0.2
864	Kinder Morgan Inc	5,566	243	0.1
61	KLA Corp	11,363	496	0.3
530	Kraft Heinz Co/The	6,981	305	0.2
59	Lam Research Corp	15,427	673	0.4

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
214	Linde PLC	30,472	1,330	0.7
262	Lowe’s Cos Inc	22,344	975	0.5
196	Marathon Petroleum Corp	9,469	413	0.2
115	Marriott International Inc/MD	8,442	368	0.2
217	Marsh & Mclennan Cos Inc	14,883	649	0.4
375	Marvell Technology Inc	8,879	387	0.2
321	Mcdonald’S Corp	34,280	1,496	0.8
60	Mckesson Corp	8,809	384	0.2
585	Medtronic PLC	18,675	815	0.4
975	Meta Platforms Inc	113,082	4,935	2.7
286	Metlife Inc	6,547	286	0.2
10	Mettler-Toledo International Inc	4,381	191	0.1
236	Microchip Technology Inc	8,067	352	0.2
479	Micron Technology Inc	12,442	543	0.3
3,225	Microsoft Corp	394,184	17,203	9.4
599	Mondelez International Inc	16,149	705	0.4
324	Monster Beverage Corp	6,784	296	0.2
80	Moody’s Corp	10,323	450	0.2
572	Morgan Stanley	19,050	831	0.5
73	Motorola Solutions Inc	7,639	333	0.2
34	MSCI Inc	6,806	297	0.2
193	Netflix Inc	30,825	1,345	0.7
349	Newmont Corp	5,444	238	0.1
885	Nextera Energy Inc	23,594	1,030	0.6
524	Nike Inc	21,027	918	0.5
100	Norfolk Southern Corp	8,507	371	0.2
110	Nucor Corp	6,897	301	0.2
1,043	Nvidia Corp	177,264	7,736	4.2
395	Occidental Petroleum Corp	9,071	396	0.2
189	On Semiconductor Corp	7,405	323	0.2
681	Oracle Corp	29,029	1,267	0.7
27	O’Reilly Automotive Inc	9,063	396	0.2
182	Otis Worldwide Corp	6,037	263	0.1
226	Paccar Inc	7,076	309	0.2
131	Palo Alto Networks Inc	11,898	519	0.3
56	Parker-Hannifin Corp	8,374	365	0.2
142	Paychex Inc	6,466	282	0.2
494	Paypal Holdings Inc	13,618	594	0.3
604	Pepsico Inc	41,185	1,797	1.0
204	Phillips 66	8,265	361	0.2
103	Pioneer Natural Resources Co	8,432	368	0.2
175	PNC Financial Services Group Inc/The	8,723	381	0.2
103	PPG Industries Inc	5,405	236	0.1
257	Progressive Corp/The	11,766	513	0.3
404	Prologis Inc	18,353	801	0.4
219	Public Service Enterprise Group Inc	5,033	220	0.1
490	Qualcomm Inc	23,552	1,028	0.6
290	Realty Income Corp	6,439	281	0.2
64	Resmed Inc	5,180	226	0.1
50	Rockwell Automation Inc	6,164	269	0.1
47	Roper Technologies Inc	8,345	364	0.2
147	Ross Stores Inc	6,136	268	0.1
141	S&P Global Inc	20,307	886	0.5
425	Salesforce Inc	34,765	1,517	0.8
623	Schlumberger NV	13,230	577	0.3
81	Seagen Inc	5,648	246	0.1
138	Sempra	7,499	327	0.2
89	Servicenow Inc	18,840	822	0.5
105	Sherwin-Williams Co/The	10,533	460	0.3
143	Simon Property Group Inc	6,464	282	0.2
123	Snowflake Inc	7,949	347	0.2
478	Southern Co/The	12,570	549	0.3
492	Starbucks Corp	18,195	794	0.4

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2023 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
1,041	Stellantis Nv	7,782	340	0.2
155	Stryker Corp	16,013	699	0.4
67	Synopsys Inc	10,948	478	0.3
223	Sysco Corp	6,188	270	0.1
202	Target Corp	10,022	437	0.2
1,189	Tesla Inc	115,698	5,049	2.8
399	Texas Instruments Inc	26,103	1,139	0.6
506	Tjx Cos Inc/The	15,934	695	0.4
229	T-Mobile Us Inc	11,481	501	0.3
100	Trane Technologies PLC	7,284	318	0.2
23	Transdigm Group Inc	7,656	334	0.2
102	Travelers Cos Inc/The	6,387	279	0.2
582	Truist Financial Corp	7,040	307	0.2
840	Uber Technologies Inc	15,117	660	0.4
268	Union Pacific Corp	22,665	989	0.5
319	United Parcel Service Inc	21,702	947	0.5
672	US Bancorp	9,704	424	0.2
163	Valero Energy Corp	7,622	333	0.2
67	Verisk Analytics Inc	5,614	245	0.1
1,847	Verizon Communications Inc	22,903	1,000	0.3
441	VICI Properties Inc	5,046	220	0.1
803	Walt Disney Co/The	25,978	1,134	0.5
172	Waste Management Inc	10,243	447	0.2
216	Welltower Inc	6,448	281	0.2
534	Williams Cos Inc/The	6,694	292	0.2
89	Workday Inc	7,647	334	0.2
20	Ww Grainger Inc	5,275	230	0.1
242	Xcel Energy Inc	5,514	241	0.1
123	Yum! Brands Inc	6,167	270	0.1
		$4,181,236	$182,474	100.0%

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary for abbreviations”.

KOC-QH-008-0800

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS REAL ESTATE FUND JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.2%#

	Shares	Value
FINANCIALS — 3.3%
Ellington Financial ‡	327,394	$4,426,367

REAL ESTATE — 87.9%
Acadia Realty Trust ‡	300,034	4,713,534
Alexandria Real Estate Equities ‡	32,386	4,070,273
Americold Realty Trust ‡	32,955	1,068,401
Broadstone Net Lease, Cl A ‡	223,514	3,643,278
Camden Property Trust ‡	45,586	4,972,977
CubeSmart ‡	130,650	5,664,984
Equity Commonwealth ‡	333,935	6,541,787
Extra Space Storage ‡	61,826	8,629,077
Independence Realty Trust ‡	270,721	4,613,086
Lamar Advertising, Cl A ‡	69,412	6,850,964
National Storage Affiliates Trust ‡	114,817	3,879,666
NNN REIT ‡	65,596	2,799,637
Prologis ‡	63,779	7,956,430
Public Storage ‡	15,139	4,265,413
Realty Income ‡	43,150	2,630,856
Retail Opportunity Investments ‡	317,789	4,681,032
Rexford Industrial Realty ‡	96,235	5,301,586
SBA Communications, Cl A ‡	36,250	7,936,938
Sun Communities ‡	49,634	6,467,310
Terreno Realty ‡	90,838	5,390,327
UDR ‡	151,538	6,194,874
Ventas ‡	89,652	4,349,915
Veris Residential ‡	281,102	5,250,985
VICI Properties, Cl A ‡	48,381	1,523,034

		119,396,364

Total Common Stock (Cost $141,451,952)		123,822,731

Total Investments in Securities— 91.2% (Cost $141,451,952)		$123,822,731

Percentages are based on Net Assets of $135,795,704.

‡	Real Estate Investment Trust.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

See “Glossary” for abbreviations.

KOC-QH-009-0800

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.3%

	Shares	Value
AUSTRALIA — 5.3%
BHP Group	81,936	$2,532,225
Macquarie Group	17,804	2,092,935
Qantas Airways *	447,000	1,960,632
Woodside Energy Group	70,806	1,806,817

		8,392,609

BRAZIL — 0.5%
MercadoLibre *	610	755,211

CANADA — 6.3%
Bank of Montreal	24,193	2,248,216
Canadian National Railway	19,500	2,363,690
Canadian Natural Resources	33,700	2,049,371
Dollarama	26,300	1,732,392
Stantec	23,400	1,584,666

		9,978,335

CHINA — 8.2%
Alibaba Group Holding *	140,000	1,750,247
Baidu, Cl A *	77,900	1,527,255
BeiGene *	46,000	766,775
NetEase	73,215	1,591,243
PDD Holdings ADR *	14,520	1,304,186
People’s Insurance Group of China, Cl H	4,560,000	1,748,246
Tencent Holdings	40,600	1,844,958
Weichai Power, Cl H	940,000	1,386,093
Yum China Holdings	20,200	1,235,482

		13,154,485

DENMARK — 2.5%
Coloplast, Cl B	15,000	1,864,432
Genmab *	5,180	2,130,118

		3,994,550

FRANCE — 12.3%
BNP Paribas	33,700	2,223,941
Dassault Systemes	49,300	2,107,785
Edenred	28,500	1,851,325
Ipsen	16,886	2,127,692
L’Oreal	4,520	2,103,204
LVMH Moet Hennessy Louis Vuitton	3,160	2,946,669
Pernod Ricard	7,260	1,601,271
TotalEnergies	37,350	2,269,336
Vinci	19,740	2,317,578

		19,548,801

GERMANY — 6.2%
Daimler Truck Holding	46,086	1,730,442
Mercedes-Benz Group	33,752	2,695,706
SAP	18,300	2,503,046
Siemens	17,400	2,964,983

		9,894,177

INDIA — 3.5%
ICICI Bank	139,000	1,687,122

COMMON STOCK — continued

	Shares	Value
INDIA — continued
Infosys	112,000	$1,846,088
Power Grid Corp of India	635,000	2,054,034

		5,587,244

INDONESIA — 1.1%
Bank Negara Indonesia Persero	2,970,000	1,747,928

JAPAN — 14.1%
Fuji Electric	48,230	2,175,800
Hoya	16,460	1,912,514
Keyence	4,920	2,205,034
Komatsu	87,000	2,424,124
Mitsubishi UFJ Financial Group	356,200	2,869,330
Mitsui Fudosan	99,300	2,037,093
Nippon Telegraph & Telephone	2,020,500	2,313,566
Seven & i Holdings	49,700	2,058,708
Shin-Etsu Chemical	73,300	2,410,788
Tokio Marine Holdings	93,600	2,144,184

		22,551,141

LUXEMBOURG — 1.2%
ArcelorMittal	67,580	1,954,210

MEXICO — 2.4%
Cemex *	2,609,100	1,988,182
Grupo Financiero Banorte, Cl O	197,000	1,868,000

		3,856,182

NETHERLANDS — 4.3%
ASML Holding	4,550	3,262,793
Koninklijke Ahold Delhaize	56,141	1,937,312
Wolters Kluwer	13,600	1,707,663

		6,907,768

NORWAY — 0.8%
Equinor	41,950	1,276,499

SINGAPORE — 2.4%
CapitaLand Ascott Trust ‡	0	—
CapitaLand Investment	575,000	1,470,201
United Overseas Bank	104,440	2,364,087

		3,834,288

SOUTH KOREA — 3.0%
KB Financial Group	59,171	2,367,490
Samsung Electronics	43,000	2,354,685

		4,722,175

SPAIN — 4.3%
Amadeus IT Group	21,200	1,520,246
CaixaBank	445,800	1,798,395
Industria de Diseno Textil	48,000	1,837,141
Mapfre	855,000	1,777,686

		6,933,468

SWITZERLAND — 1.3%
Sonova Holding	7,380	2,052,233

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
TAIWAN — 3.0%
Largan Precision	19,000	$1,314,973
Taiwan Semiconductor Manufacturing	195,160	3,508,676

		4,823,649

UNITED KINGDOM — 6.8%
3i Group PLC	87,500	2,220,037
Compass Group PLC	81,500	2,120,102
Lloyds Banking Group PLC	3,825,000	2,205,777
SSE PLC	81,000	1,752,102
Unilever PLC	48,450	2,605,895

		10,903,913

UNITED STATES — 6.8%
Biogen *	2,860	772,743
Ferguson	11,600	1,861,603
Gilead Sciences	10,000	761,400
Linde PLC	5,183	2,024,843
Nestle	30,730	3,766,324
Waste Connections	11,450	1,617,058

		10,803,971

Total Common Stock (Cost $139,147,611)		153,672,837

Total Investments in Securities— 96.3% (Cost $139,147,611)		$153,672,837

Percentages are based on Net Assets of $159,563,988.

*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

KOC-QH-006-1700

THE ADVISOR’S INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS JULY 31, 2023 (Unaudited)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

BDC — Business Development Company

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

ETF — Exchange Traded Fund

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

H15T1Y — 1 Year U.S. Treasury Yield Curve Constant Maturity

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

S&P — Standard & Poor’s

Ser — Series

SOFR — Secured Overnight Financing Rate

TSFR — Term Secured Overnight Financing Rate

Currency Abbreviation

USD — United States Dollar